UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number (811-09871)

Cullen Funds Trust
(Exact name of registrant as specified in charter)

645 Fifth Avenue
New York, NY 10022
(Address of principal executive offices) (Zip code)

Brooks Cullen
645 Fifth Avenue
New York, NY 10022
(Name and address of agent for service)

877-485-8586
Registrant's telephone number, including area code

Date of fiscal year end: June 30

Date of reporting period: June 30, 2011

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Report to Stockholders.

Cullen Funds Trust

Cullen International High Dividend Fund
Cullen High Dividend Equity Fund
Cullen Small Cap Value Fund

ANNUAL REPORT

June 30, 2011

CULLEN FUNDS TRUST

CULLEN FUNDS TRUST

August 26, 2011

Dear Shareholder:

Fiscal year ended June 30, 2011 Retail Class performance for the Cullen High Dividend Equity Fund (“High Dividend Fund”), Cullen International High Dividend Fund (“International High Dividend Fund”), and Cullen Small Cap Value Fund (“Small Cap Fund”) versus their respective benchmarks was as follows:

Fund/Benchmark	Performance
Cullen High Dividend Equity Fund	24.85%
Standard & Poors 500 Index	30.69%

Cullen International High Dividend Fund	30.49%
MSCI EAFE Index	30.93%

Cullen Small Cap Value Fund	31.54%
Russell 2500 Value Index	34.54%
Russell 2000 Value Index	31.35%

Please refer to the financial highlights for each Fund’s respective share class’ performance on pages 40-47 of this annual report.

Performance data quoted represents past performance and does not guarantee future results. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured. Mutual fund performance changes over time and current performance may be lower or higher than the performance quoted. Performance data current to the most recent month-end can be obtained by calling 877-485-8586 or visiting www.cullenfunds.com. The funds impose a 2.00% redemption fee on shares held less than seven days. Performance data quoted does not reflect the redemption fees charged to redeeming shareholders but does include redemption fees received by the Funds when imposed. If reflected, total returns would be reduced.

Portfolio Review—High Dividend Fund

The High Dividend Fund’s relative performance versus the Standard & Poors 500 Index (“S&P 500”) during the period was primarily due to allocation decisions, most material being the Fund’s average cash position of approximately 10% during the period. To a lesser extent, the Fund’s relative underperformance was also impacted by our overweight allocation to the Consumer Staples sector and underweight allocations to the Energy and Consumer Discretionary sectors. The Fund’s underweight allocation to the Financials sector and overweight allocation to the Telecommunication Services sector partially offset the negative allocation effect. The relative underperformance was also to a lesser extent

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attributable to stock selection effect, most notably in the Information Technology and Health Care sectors, partially offset by positive stock selection effect in the Consumer Staples and Financials sectors.

Portfolio Review—International High Dividend Fund

The International High Dividend Fund’s relative performance versus the MSCI EAFE Index (“MSCI EAFE”) during the period was primarily due to allocation decisions, most material being the Fund’s average cash position of approximately 4% during the period. To a lesser extent, the Fund’s relative underperformance was also impacted by our overweight allocation to the Consumer Staples sector and underweight allocations to the Materials and Consumer Discretionary sectors. The Fund’s underweight allocation to the Utilities and Financials sectors partially offset the negative allocation effect. The relative underperformance was partially offset by positive stock selection effect, most notably in the Information Technology and Health Care sectors, partially offset by negative stock selection effect in the Industrials and Materials sectors.

Portfolio Review—Small Cap Fund

The Small Cap Fund’s performance relative to the Russell 2500 Value and Russell 2000 Value during the period was primarily due to allocation decisions, most material being the Fund’s average cash position of approximately 6.5% during the period. To a lesser extent, the Fund’s relative underperformance was also impacted by our underweight allocation to the Information Technology sector. The Fund’s underweight allocation to the Financials sector and overweight allocation to the Telecommunication Services and Energy sectors partially offset the negative allocation effect. The relative underperformance was also to a lesser extent attributable to stock selection effect, most notably in the Telecommunication Services and Health Care sectors, partially offset by positive stock selection effect in the Industrials, Consumer Discretionary, and Consumer Staples sectors.

Outlook

For the last two years, we’ve repeatedly described our base case economic outlook as a slow, moderate recovery, but with a heightened risk environment leading to interludes of volatility. The heightened risk environment is due to remaining imbalances that raise their ugly heads from time to time in important markets (e.g. European sovereign debt1). One interesting way to think about what this outlook means in practice is to put it in the context of the economic cycle and related stock market phases. While no economic cycle is the same, what is interesting about the current cycle and related market phases is that they so far seem to be following a fairly typical pattern, but with very distinct interruptions. In our view, these interruptions are part and parcel of the “interludes of volatility” we have thought to expect.

The U.S. recession ended in June 2009 (as dated by the National Bureau of Economic Research in September 2010), at which point we began to see GDP growth trend up (though never to really robust levels). As is typical, the early-cycle stock market phase anticipated this with the market advance that began in March 2009, and the sectors that led

CULLEN FUNDS TRUST

over the next year in the U.S. were those that benefit from low rates and the first signs of “green shoots”—Financials, Consumer Discretionary, Industrials and Technology. Then we experienced the first “interruption,” triggered in April 2010 most notably by European debt woes and lasting through August 2010, during which U.S. economic activity stalled. And during these same five months, the U.S. stock market phases washed out, though the general de-risking favored defensive names like Consumer Staples, Telecom and Utilities. Following the announcement of the Federal Reserve’s second bond-buying, or Quantitative Easing2 (“QE2”), program, GDP growth again picked up, beginning in Q4 2010; and, along with it, the mid-cycle market phase seemed to begin, with strong market gains and leadership in Energy, Materials and Industrials. The mid-cycle phase typically anticipates by a quarter or two the first Federal Reserve tightening (which, in this period of extraordinary monetary policy, may be the end of such measures, i.e. QE2) and lasts a year or so. However, since late April 2011, with the European sovereign debt crisis once more dominating the headlines, U.S. economic indicators have again softened and investors have de-risked. The difficulty with the economic cycle and market phases is that it all looks very neat and tidy in a rear-view mirror; but knowing where you are while you are going through it is quite another thing. Was the pick-up in economic activity from September 2010 to April 2011 artificial, propped up by QE2; or will the ending of QE2 clear the air and show that the economy can grow on a self-sustaining basis? As we stand here today in the U.S., have we just witnessed the second “interruption” to the classic economic cycle, after which the economic expansion will continue and in which case the mid-cycle phase might likely resume? Or, are we quite simply double dipping, in which case the late cycle defensive names will likely continue to fair better?

While we are cognizant of the meaningful challenges facing the global economy, we remain constructive on Non-U.S. equity markets going forward. Though key risks such as the European sovereign debt crises and the potential for a hard landing in China are considerable, we are cautiously optimistic that their impact will be contained, thereby allowing global equity markets to continue to climb the “wall of worry.” The debt crises in Europe is indeed quite serious and the International High Dividend Fund has therefore been underweight the areas in Europe which have concerned us the most over the last several years, such as European financials and companies in each of the periphery nations (Portugal, Ireland, Italy, Greece and Spain) that are vulnerable to the fallout from the sovereign debt crises. The International High Dividend Fund is overweight quality companies with global exposure that trade at attractive valuations especially in stronger European countries including Germany, Switzerland and the Netherlands and in the Consumer Staples, Healthcare and Industrials sectors. These sustainable dividend-paying companies are self funding, operate with high levels of profitability, have industry leading positions and are supported by strong balance sheets. Various interest groups in Europe including banks, bond holders and politicians are working hard to find a solution to the region’s fiscal and banking crisis. Though several logical and credible solutions are on the table, the ultimate plan which is adopted will be the result of careful negotiations. While we are inclined to believe that a reasonable solution will be reached, even if this were not

CULLEN FUNDS TRUST

the case, we remain reassured, given the various aforementioned reasons listed, that our investments in the region are well-positioned.

With regard to China, while risks such as unjustifiable property price increases in tier 1 cities and excessive, non-transparent lending by local governments could threaten economic growth and create a hard landing that would weigh on global economic growth and equity market performance, we do not view this outcome as likely. In our view, dismal investment sentiment towards China appears to exaggerate these concerns in light of the fact that these sorts of imbalances are to be expected from a gigantic, rapidly-growing economy at this stage of its economic development. More importantly, many of these and other weaknesses of the economy are counter-balanced by many of the economic strengths of the country. For example, declines in real estate prices in tier 1 cities may be offset by rapid growth in socio-economic housing and the weak financial positions of local governments may be mitigated by the enormous financial strength of China’s national fiscal and budgetary position. Furthermore, the authorities in China have been focused on addressing these risks and as tightening measures are curtailed, economic growth may accelerate and contribute to solid global economic growth that can offset what is likely to be relatively stagnant growth from Western developed economies. Since emerging markets such as China have underperformed most developed markets for nearly a year, valuations are attractive on an absolute basis, as well as relative to historical averages and developed market valuations. These attractive valuations accompanied by an acceleration of the Chinese economy could create a catalyst for stronger emerging market equity performance going forward. This could bode well for the International High Dividend Fund, as it could boost returns from both our direct emerging market equity exposure and our significant exposure to developed market companies well-positioned to benefit from emerging market growth drivers. In addition, this portfolio positioning should also complement our overweighted non-cyclical portfolio exposure that historically has performed well at this stage in a typical equity market cycle.

While we constantly think about the economy and what sectors might do well in the anticipated environment, these are difficult tea leaves to read. And, so we are first and foremost bottoms-up fundamental analysts and stock pickers. Our valuation discipline tends to surface stocks of interest when they are out-of-favor in the sector rotation game and sell them when they have been in vogue. But, because our holding periods are typically five years, our sector positioning mostly reflects where we find names that “fit the bill” for our particular strategy. Across our strategies, we want to own quality businesses—a strong balance sheet, high returns on capital and internal cash generation—with leading market share and scale, ideally operating around the globe. Further, in our High Dividend strategies, we look favorably on companies that are committed to a robust dividend, but that can also reinvest cash back into their businesses to grow that dividend.

What we would emphasize in conclusion is that over the performance periods that we think matter the most, i.e. rolling five year periods, these economic and sector rotation effects historically tend to be a wash, as they tend to balance and cancel one another out over time.

CULLEN FUNDS TRUST

And what you have left over five year periods and longer is stock selection effects, and the strength of our performance is driven by our low multiple and quality emphasis and our execution of this discipline.

James P. Cullen President/Portfolio Manager

The above outlook reflects the opinions of the author, is subject to change, is not guaranteed, and should not be considered investment advice.

The Cullen High Dividend Equity Fund and Cullen International High Dividend Fund’s investment objectives are capital appreciation and current income. The Cullen Small Cap Value Fund’s objective is long-term capital appreciation.

Past performance does not guarantee future results. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. You can obtain performance data current to the most recent month end by calling 1-877-485-8586 or visiting our website: www.cullenfunds.com. The Cullen Funds impose a 2% redemption fee on shares held less than seven days. Performance data does not reflect the redemption fees charged to redeeming shareholders but does not include redemption fees received by the Funds when imposed. If reflected, total returns would be reduced.

Mutual fund investing involves risk. Principal loss is possible. The Funds may also invest in medium- and small-capitalization companies, which will involve additional risks such as limited liquidity and greater volatility.

The S&P 500 Index is an unmanaged index commonly used to measure performance of U.S. stocks. The MSCI EAFE Index is an unmanaged index of common stocks in Europe, Australia, Asia and the Far East. The Russell 2500 Value Index is an unmanaged index consisting of 2,500 stocks commonly used to measure performance of small capitalization stocks. The Russell 2000 Value Index is an unmanaged index consisting of 2,000 stocks commonly used to measure performance of small capitalization stocks. It is not possible to invest directly in an index.

Fund holdings and/or sector allocations are subject to change and are not recommendations to buy or sell any security. Please refer to each Fund’s Schedule of Investments in the report for complete fund holdings information.

Current and future portfolio holdings are subject to risk.

Investment performance reflects fee waivers. In the absence of such waivers, total returns would be reduced.

Must be accompanied or preceded by a current prospectus.

The Cullen Funds are distributed by ALPS Distributors, Inc. (8/11)

1	Sovereign Debt is guaranteed by a government.

2

Quantitative Easing is a government monetary policy in which a government’s central bank buys government securities or other securities from the market to help accomplish the respective monetary policy’s desired outcomes.

CULLEN INTERNATIONAL HIGH DIVIDEND FUND

FUND PERFORMANCE (Unaudited)

Total Return as of June 30, 2011

	One Year	Five Years	Annualized Since Inception (12/15/05)
Cullen International High Dividend Fund, Retail Class	30.49%	3.02%	4.42%
MSCI EAFE Index	30.93%	1.96%	3.78%

Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by visiting www.cullenfunds.com.

The MSCI EAFE Index is an unmanaged index of common stocks in Europe, Australia, Asia and the Far East.

This chart assumes an initial gross investment of $10,000 made on 12/15/05 (commencement of operations). Returns shown include the reinvestment of all dividends but do not reflect the deduction of taxes that you may pay on fund distributions or redemption of shares.

CULLEN INTERNATIONAL HIGH DIVIDEND FUND

FUND PERFORMANCE (Unaudited)

Total Return as of June 30, 2011

	One Year	Five Years	Annualized Since Inception (12/15/05)
Cullen International High Dividend Fund, Class C	29.50%	2.26%	3.67%
MSCI EAFE Index	30.93%	1.96%	3.78%

Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by visiting www.cullenfunds.com.

The MSCI EAFE Index is an unmanaged index of common stocks in Europe, Australia, Asia and the Far East.

This chart assumes an initial gross investment of $10,000 made on 12/15/05 (commencement of operations). Returns shown include the reinvestment of all dividends but do not reflect the deduction of taxes that you may pay on fund distributions or redemption of shares.

CULLEN INTERNATIONAL HIGH DIVIDEND FUND

FUND PERFORMANCE (Unaudited)

Total Return as of June 30, 2011

	One Year	Five Years	Annualized Since Inception (12/15/05)
Cullen International High Dividend Fund, Class I	30.82%	3.28%	4.71%
MSCI EAFE Index	30.93%	1.96%	3.78

Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by visiting www.cullenfunds.com.

The MSCI EAFE Index is an unmanaged index of common stocks in Europe, Australia, Asia and the Far East.

This chart assumes an initial gross investment of $10,000 made on 12/15/05 (commencement of operations). Returns shown include the reinvestment of all dividends but do not reflect the deduction of taxes that you may pay on fund distributions or redemption of shares.

CULLEN INTERNATIONAL HIGH DIVIDEND FUND

FUND PERFORMANCE (Unaudited)

Total Return as of June 30, 2011

	One Year	Since Inception (3/3/10)
Cullen International High Dividend Fund, Class R1	31.30%	14.78%
MSCI EAFE Index	30.93%	12.40%

Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by visiting www.cullenfunds.com.

The MSCI EAFE Index is an unmanaged index of common stocks in Europe, Australia, Asia and the Far East.

This chart assumes an initial gross investment of $10,000 made on 3/3/10 (commencement of operations). Returns shown include the reinvestment of all dividends but do not reflect the deduction of taxes that you may pay on fund distributions or redemption of shares.

CULLEN INTERNATIONAL HIGH DIVIDEND FUND

FUND PERFORMANCE (Unaudited)

Total Return as of June 30, 2011

	One Year	Since Inception (3/4/10)
Cullen International High Dividend Fund, Class R2	30.13%	15.12%
MSCI EAFE Index	30.93%	12.95%

Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by visiting www.cullenfunds.com.

The MSCI EAFE Index is an unmanaged index of common stocks in Europe, Australia, Asia and the Far East.

This chart assumes an initial gross investment of $10,000 made on 3/4/10 (commencement of operations). Returns shown include the reinvestment of all dividends but do not reflect the deduction of taxes that you may pay on fund distributions or redemption of shares.

CULLEN HIGH DIVIDEND EQUITY FUND

FUND PERFORMANCE (Unaudited)

Total Return as of June 30, 2011

	One Year	Five Years	Annualized Since Inception (8/1/03)
Cullen High Dividend Equity Fund, Retail Class	24.85%	2.58%	6.33%
S&P 500 Index	30.69%	2.94%	5.94%

Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by visiting www.cullenfunds.com.

The Standard & Poor’s 500 Stock Index (S&P 500) is a capitalization-weighted index, representing the aggregate market value of the common equity of 500 large-capitalization stocks primarily traded on the New York Stock Exchange.

This chart assumes an initial gross investment of $10,000 made on 8/1/03 (commencement of operations). Returns shown include the reinvestment of all dividends but do not reflect the deduction of taxes that you may pay on fund distributions or redemption of shares.

CULLEN HIGH DIVIDEND EQUITY FUND

FUND PERFORMANCE (Unaudited)

Total Return as of June 30, 2011

	One Year	Five Years	Annualized Since Inception (10/7/04)
Cullen High Dividend Equity Fund, Class C	23.94%	1.83%	3.82%
S&P 500 Index	30.69%	2.94%	4.45%

Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by visiting www.cullenfunds.com.

The Standard & Poor’s 500 Stock Index (S&P 500) is a capitalization-weighted index, representing the aggregate market value of the common equity of 500 large-capitalization stocks primarily traded on the New York Stock Exchange.

This chart assumes an initial gross investment of $10,000 made on 10/7/04 (commencement of operations). Returns shown include the reinvestment of all dividends but do not reflect the deduction of taxes that you may pay on fund distributions or redemption of shares.

CULLEN HIGH DIVIDEND EQUITY FUND

FUND PERFORMANCE (Unaudited)

Total Return as of June 30, 2011

	One Year	Five Years	Annualized Since Inception (10/7/04)
Cullen High Dividend Equity Fund, Class I	25.16%	2.83%	4.84%
S&P 500 Index	30.69%	2.94%	4.45%

Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by visiting www.cullenfunds.com.

The Standard & Poor’s 500 Stock Index (S&P 500) is a capitalization-weighted index, representing the aggregate market value of the common equity of 500 large-capitalization stocks primarily traded on the New York Stock Exchange.

This chart assumes an initial gross investment of $10,000 made on 10/7/04 (commencement of operations). Returns shown include the reinvestment of all dividends but do not reflect the deduction of taxes that you may pay on fund distributions or redemption of shares.

CULLEN HIGH DIVIDEND EQUITY FUND

FUND PERFORMANCE (Unaudited)

Total Return as of June 30, 2011

	One Year	Since Inception (3/3/10)
Cullen High Dividend Equity Fund, Class R1	23.69%	13.15%
S&P 500 Index	30.69%	15.57%

Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by visiting www.cullenfunds.com.

The Standard & Poor’s 500 Stock Index (S&P 500) is a capitalization-weighted index, representing the aggregate market value of the common equity of 500 large-capitalization stocks primarily traded on the New York Stock Exchange.

This chart assumes an initial gross investment of $10,000 made on 3/3/10 (commencement of operations). Returns shown include the reinvestment of all dividends but do not reflect the deduction of taxes that you may pay on fund distributions or redemption of shares.

CULLEN HIGH DIVIDEND EQUITY FUND

FUND PERFORMANCE (Unaudited)

Total Return as of June 30, 2011

	One Year	Since Inception (3/4/10)
Cullen High Dividend Equity Fund, Class R2	24.62%	14.12%
S&P 500 Index	30.69%	15.28%

Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by visiting www.cullenfunds.com.

The Standard & Poor’s 500 Stock Index (S&P 500) is a capitalization-weighted index, representing the aggregate market value of the common equity of 500 large-capitalization stocks primarily traded on the New York Stock Exchange.

This chart assumes an initial gross investment of $10,000 made on 3/4/10 (commencement of operations). Returns shown include the reinvestment of all dividends but do not reflect the deduction of taxes that you may pay on fund distributions or redemption of shares.

CULLEN SMALL CAP VALUE FUND

FUND PERFORMANCE (Unaudited)

Total Return as of June 30, 2011

	One Year	Since Inception (10/1/09)
Cullen Small Cap Value Fund, Retail Class	31.54%	21.25%
Russell 2500 Value Index	34.54%	22.95%
Russell 2000 Value Index*	31.35%	20.58%

Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by visiting www.cullenfunds.com.

The Russell 2500 Value Index is an unmanaged market capitalization-weighted index based on the average weighted performance of 2,500 widely held common stocks.

The Russell 2000 Value Index is an unmanaged market capitalization-weighted index based on the average weighted performance of 2,000 widely held common stocks.

This chart assumes an initial gross investment of $10,000 made on 10/1/09 (commencement of operations). Returns shown include the reinvestment of all dividends but do not reflect the deduction of taxes that you may pay on fund distributions or redemption of shares.

*The Russell 2500 Value Index is replacing the Russell 2000 Value Index as the benchmark index because the Russell 2500 Value is more representative of the investment strategy of the Cullen Small Cap Value Fund.

CULLEN SMALL CAP VALUE FUND

FUND PERFORMANCE (Unaudited)

Total Return as of June 30, 2011

	One Year	Since Inception (10/1/09)
Cullen Small Cap Value Fund, Class C	30.56%	20.30%
Russell 2500 Value Index	34.54%	22.95%
Russell 2000 Value Index*	31.35%	20.58%

Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by visiting www.cullenfunds.com.

The Russell 2500 Value Index is an unmanaged market capitalization-weighted index based on the average weighted performance of 2,500 widely held common stocks.

The Russell 2000 Value Index is an unmanaged market capitalization-weighted index based on the average weighted performance of 2,000 widely held common stocks.

This chart assumes an initial gross investment of $10,000 made on 10/1/09 (commencement of operations). Returns shown include the reinvestment of all dividends but do not reflect the deduction of taxes that you may pay on fund distributions or redemption of shares.

*The Russell 2500 Value Index is replacing the Russell 2000 Value Index as the benchmark index because the Russell 2500 Value is more representative of the investment strategy of the Cullen Small Cap Value Fund.

CULLEN SMALL CAP VALUE FUND

FUND PERFORMANCE (Unaudited)

Total Return as of June 30, 2011

	One Year	Since Inception (10/1/09)
Cullen Small Cap Value Fund, Class I	31.86%	21.50%
Russell 2500 Value Index	34.54%	22.95%
Russell 2000 Value Index*	31.35%	20.58%

Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by visiting www.cullenfunds.com.

The Russell 2500 Value Index is an unmanaged market capitalization-weighted index based on the average weighted performance of 2,500 widely held common stocks.

The Russell 2000 Value Index is an unmanaged market capitalization-weighted index based on the average weighted performance of 2,000 widely held common stocks.

This chart assumes an initial gross investment of $10,000 made on 10/1/09 (commencement of operations). Returns shown include the reinvestment of all dividends but do not reflect the deduction of taxes that you may pay on fund distributions or redemption of shares.

*The Russell 2500 Value Index is replacing the Russell 2000 Value Index as the benchmark index because the Russell 2500 Value is more representative of the investment strategy of the Cullen Small Cap Value Fund.

CULLEN FUNDS TRUST

EXPENSE EXAMPLE (Unaudited)
June 30, 2011

As a shareholder of the Funds, you may incur two types of costs: (1) transaction costs; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; service fees; and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2011 to June 30, 2011.

Actual Expenses

The first sets of lines of the tables below provide information about actual account values and actual expenses. Although the Funds charge no sales loads or transaction fees, you will be assessed fees for outgoing wire transfers, returned checks and stop payment orders at prevailing rates charged by the Funds’ transfer agent. If you request that redemption be made by wire transfer, currently a $15.00 fee is charged by the Funds’ transfer agent. IRA accounts will be charged a $15.00 annual maintenance fee. The examples below include, but are not limited to, management fees, shareholder servicing fees, fund accounting, custody and transfer agent fees. However, the examples below do not include portfolio trading commissions and related expenses. You may use the information within these lines, together with the amount you invested, to estimate the expenses that you paid over the six-month period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second set of lines within the tables below provide information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other mutual funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, redemption fees or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

CULLEN FUNDS TRUST

EXPENSE EXAMPLE (Unaudited) – Continued
June 30, 2011

	Beginning Account Value 1/1/11	Ending Account Value 6/30/11	Expenses Paid During Period(1)	Annualized Net Expense Ratio
Cullen International High Dividend Fund
Actual
Retail Class	$1,000.00	$1,050.30	$ 6.35	1.25%
Class C	$1,000.00	$1,045.40	$10.14	2.00%
Class I	$1,000.00	$1,051.40	$ 5.09	1.00%
Class R1	$1,000.00	$1,047.40	$ 8.88	1.75%
Class R2	$1,000.00	$1,048.60	$ 7.62	1.50%
Hypothetical (assuming a
5% return before expense)
Retail Class	$1,000.00	$1,018.60	$ 6.26	1.25%
Class C	$1,000.00	$1,014.88	$ 9.99	2.00%
Class I	$1,000.00	$1,019.84	$ 5.01	1.00%
Class R1	$1,000.00	$1,016.12	$ 8.75	1.75%
Class R2	$1,000.00	$1,017.36	$ 7.50	1.50%
Cullen High Dividend Equity Fund
Actual
Retail Class	$1,000.00	$1,073.00	$ 5.14	1.00%
Class C	$1,000.00	$1,069.90	$ 8.98	1.75%
Class I	$1,000.00	$1,074.40	$ 3.86	0.75%
Class R1	$1,000.00	$1,070.90	$ 7.70	1.50%
Class R2	$1,000.00	$1,072.00	$ 6.42	1.25%
Hypothetical (assuming a
5% return before expense)
Retail Class	$1,000.00	$1,019.84	$ 5.01	1.00%
Class C	$1,000.00	$1,016.12	$ 8.75	1.75%
Class I	$1,000.00	$1,021.08	$ 3.76	0.75%
Class R1	$1,000.00	$1,017.36	$ 7.50	1.50%
Class R2	$1,000.00	$1,018.60	$ 6.26	1.25%
Cullen Small Cap Value Fund
Actual
Retail Class	$1,000.00	$1,060.10	$ 6.38	1.25%
Class C	$1,000.00	$1,055.30	$10.19	2.00%
Class I	$1,000.00	$1,060.60	$ 5.11	1.00%
Hypothetical (assuming a
5% return before expense)
Retail Class	$1,000.00	$1,018.60	$ 6.26	1.25%
Class C	$1,000.00	$1,014.88	$ 9.99	2.00%
Class I	$1,000.00	$1,019.84	$ 5.01	1.00%

(1)	Expenses are equal to the Funds’ annualized net expense ratios, multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent one-half year period.

CULLEN FUNDS TRUST

CULLEN INTERNATIONAL HIGH DIVIDEND FUND
SCHEDULE OF INVESTMENTS
June 30, 2011

	Shares	Value

COMMON STOCKS—95.6%
Australia—8.2%
BHP Billiton Ltd.	47,500	$2,231,434
Foster’s Group Ltd.	296,000	1,634,991
QBE Insurance Group Ltd.	114,550	2,119,340
Sonic Healthcare Ltd.	50,000	690,184
Treasury Wine Estates Ltd. (a)	98,666	359,801

		7,035,750

Brazil—2.9%
Cia Energetica de Minas Gerais – ADR	47,900	988,656
Cia Siderurgica Nacional SA – ADR	120,700	1,503,922

		2,492,578

Canada—5.2%
Canadian Oil Sands Ltd.	87,900	2,539,431
Enerplus Corp.	60,000	1,896,000

		4,435,431

China—2.8%
PetroChina Co., Ltd. – ADR	16,150	2,358,385

France—7.0%
BNP Paribas SA	31,750	2,450,843
GDF Suez	29,700	1,086,864
Total SA – ADR	21,700	1,255,128
Vallourec SA	9,900	1,205,808

		5,998,643

Germany—9.3%
Allianz SE	1,550	216,525
Bayer AG	26,350	2,118,455
Deutsche Post AG	114,650	2,202,952
Muenchener Rueckversicherungs AG	9,200	1,406,857
Siemens AG	14,800	2,032,484

		7,977,273

Hong Kong—3.5%
BOC Hong Kong Holdings Ltd.	561,500	1,630,736
Stella International Holdings Ltd.	523,000	1,325,361

		2,956,097

The accompanying notes are an integral part of these financial statements.

CULLEN FUNDS TRUST

CULLEN INTERNATIONAL HIGH DIVIDEND FUND
SCHEDULE OF INVESTMENTS – Continued
June 30, 2011

	Shares	Value

Italy—2.7%
ENI SpA – ADR	12,650	$601,508
Prysmian SpA	86,700	1,743,857

		2,345,365

Japan—5.8%
Asahi Glass Co., Ltd.	193,000	2,243,935
Nitto Denko Corp.	53,900	2,721,614

		4,965,549

Malaysia—0.9%
Berjaya Sports Toto BHD	538,821	801,227

Mexico—2.6%
Industrias Penoles SAB de CV	58,800	2,219,721

Netherlands—3.2%
Eurocommercial Properties NV	17,100	850,561
Unilever NV	57,200	1,879,020

		2,729,581

Singapore—2.3%
Singapore Airlines Ltd.	75,000	865,831
United Overseas Bank Ltd.	70,500	1,129,561

		1,995,392

South Africa—2.9%
MTN Group Ltd.	115,000	2,447,351

South Korea—1.5%
KT&G Corp.	20,045	1,246,652

Spain—1.4%
Telefonica SA – ADR	49,450	1,211,031

Switzerland—10.3%
ABB Ltd. – ADR (a)	24,100	625,395
Credit Suisse Group AG (a)	6,300	245,031
Nestle SA	37,800	2,349,153
Novartis AG – ADR	40,500	2,474,954
Roche Holding AG	11,850	1,983,104
Zurich Financial Services AG (a)	4,500	1,137,913

		8,815,550

The accompanying notes are an integral part of these financial statements.

CULLEN FUNDS TRUST

CULLEN INTERNATIONAL HIGH DIVIDEND FUND
SCHEDULE OF INVESTMENTS – Continued
June 30, 2011

	Shares	Value

Taiwan—6.6%
Chunghwa Telecom Co., Ltd.	451,438	$1,552,808
HTC Corp.	16,800	565,001
Novatek Microelectronics Corp.	400,000	1,288,144
Taiwan Semiconductor Manufacturing Co., Ltd.	901,229	2,265,348

		5,671,301

United Kingdom—16.5%
AstraZeneca PLC – ADR	19,300	966,351
BAE Systems PLC	180,450	922,422
British American Tobacco PLC – ADR	28,800	2,534,400
Diageo PLC – ADR	10,100	826,887
HSBC Holdings PLC	135,283	1,339,496
HSBC Holdings PLC – ADR	15,750	781,515
Royal Dutch Shell PLC, Class B	56,200	2,006,015
Tesco PLC	326,550	2,106,876
Vodafone Group PLC – ADR	97,800	2,613,215

		14,097,177

Total Common Stocks
(Cost $65,536,732)		81,800,054

SHORT-TERM INVESTMENTS—2.3%
Money Market Fund—2.3%
Dreyfus Cash Management Fund
(Cost $1,931,226)	1,931,226	1,931,226

TOTAL INVESTMENTS—97.9%
(Cost $67,467,958)		83,731,280

Other Assets in Excess of Liabilities—2.1%		1,781,189

TOTAL NET ASSETS—100.0%		$85,512,469

Percentages are stated as a percent of net assets.

All securities are foreign-issued securities.

ADR – American Depository Receipt

(a) Non-income producing security

The accompanying notes are an integral part of these financial statements.

CULLEN FUNDS TRUST

CULLEN INTERNATIONAL HIGH DIVIDEND FUND
SCHEDULE OF INVESTMENTS – Continued
June 30, 2011

The Trust follows the authoritative guidance for fair value measurements. The guidance establishes a framework for measuring fair value and a hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available. The guidance establishes three tiers of inputs that may be used to measure fair value. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

For the period ended June 30, 2011, there were no material transfers between levels 1 and 2.

The following is a summary of the inputs used as of June 30, 2011 in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks	$81,800,054	$—	$—	$81,800,054
Money Market Fund	1,931,226	—	—	1,931,226

Total	$83,731,280	$—	$—	$83,731,280

The accompanying notes are an integral part of these financial statements.

CULLEN FUNDS TRUST

CULLEN INTERNATIONAL HIGH DIVIDEND FUND
SCHEDULE OF INVESTMENTS (Unaudited) – Continued
June 30, 2011

At June 30, 2011, Sector diversification of the Fund was as follows:

	% of Net Assets	Value

Foreign Common Stock
Basic Materials	12.6%	$10,795,145
Communications	9.1	7,824,405
Consumer, Cyclical	3.5	2,992,419
Consumer, Non-cyclical	22.3	19,052,374
Energy	12.5	10,656,466
Financial	15.6	13,308,378
Industrial	12.8	10,976,854
Technology	4.8	4,118,493
Utilities	2.4	2,075,520

Total Foreign Common Stock	95.6	81,800,054
Short-Term Investments	2.3	1,931,226

TOTAL INVESTMENTS	97.9	83,731,280
Other Assets in Excess of Liabilities	2.1	1,781,189

TOTAL NET ASSETS	100.0%	$85,512,469

The accompanying notes are an integral part of these financial statements.

CULLEN FUNDS TRUST

CULLEN INTERNATIONAL HIGH DIVIDEND FUND (Unaudited)
Top 10 Countries – As of June 30, 2011

Percentages are based upon net assets.

The accompanying notes are an integral part of these financial statements.

CULLEN FUNDS TRUST

CULLEN HIGH DIVIDEND EQUITY FUND
SCHEDULE OF INVESTMENTS
June 30, 2011

	Shares	Value

COMMON STOCKS—90.9%
Aerospace & Defense—2.3%
Boeing Co.	305,700	$22,600,401

Banks—2.4%
HSBC Holdings PLC – ADR (b)	458,200	22,735,884

Beverages—3.0%
Diageo PLC – ADR (b)	353,100	28,908,297

Chemicals—3.2%
EI du Pont de Nemours & Co.	568,800	30,743,640

Communications Equipment—0.9%
Nokia OYJ – ADR (b)	1,273,400	8,175,228

Distributors—2.7%
Genuine Parts Co.	486,600	26,471,040

Diversified Telecommunications Services—6.2%
AT&T, Inc.	991,000	31,127,310
Verizon Communications, Inc.	788,600	29,359,578

		60,486,888

Electric—6.0%
Dominion Resources, Inc.	589,860	28,472,542
NextEra Energy, Inc.	524,000	30,109,040

		58,581,582

Food Products—6.1%
HJ Heinz Co.	533,000	28,398,240
Kraft Foods, Inc., Class A	882,300	31,083,428

		59,481,668

Household Products—6.1%
Kimberly-Clark Corp.	477,880	31,807,693
Unilever NV (b)	837,300	27,505,305

		59,312,998

Industrial Conglomerates—5.5%
3M Co.	216,250	20,511,313
ABB Ltd. – ADR (a)(b)	538,100	13,963,695
General Electric Co.	1,000,000	18,860,000

		53,335,008

The accompanying notes are an integral part of these financial statements.

CULLEN FUNDS TRUST

CULLEN HIGH DIVIDEND EQUITY FUND
SCHEDULE OF INVESTMENTS – Continued
June 30, 2011

	Shares	Value

Insurance—2.8%
Travelers Companies, Inc.	455,860	$26,613,107

Oil & Gas—12.5%
Chevron Corp.	306,000	31,469,039
ConocoPhillips	416,350	31,305,357
PetroChina Co., Ltd. – ADR (b)	195,340	28,525,500
Royal Dutch Shell PLC, Class B – ADR (b)	408,750	29,327,813

		120,627,709

Pharmaceuticals—12.6%
AstraZeneca PLC – ADR (b)	570,000	28,539,900
Bristol-Myers Squibb Co.	1,095,950	31,738,712
Eli Lilly & Co.	809,000	30,361,770
Johnson & Johnson	474,500	31,563,740

		122,204,122

Real Estate Investment Trusts (REITs)—4.3%
HCP, Inc.	552,650	20,276,729
Health Care REIT, Inc.	398,350	20,885,490

		41,162,219

Semiconductors—3.0%
Intel Corp.	1,310,000	29,029,600

Software—3.0%
Microsoft Corp.	1,115,850	29,012,100

Tobacco—5.6%
Altria Group, Inc.	1,042,200	27,524,502
Philip Morris International, Inc.	403,710	26,955,717

		54,480,219

Wireless Telecommunication Services—2.7%
Vodafone Group PLC – ADR (b)	975,000	26,052,000

Total Common Stocks
(Cost $752,869,104)		880,013,710

The accompanying notes are an integral part of these financial statements.

CULLEN FUNDS TRUST

CULLEN HIGH DIVIDEND EQUITY FUND
SCHEDULE OF INVESTMENTS – Continued
June 30, 2011

	Shares	Value

SHORT-TERM INVESTMENTS—10.5%
Money Market Fund—10.5%
Dreyfus Cash Management Fund
(Cost $102,079,985)	102,079,985	$102,079,985

TOTAL INVESTMENTS—101.4%
(Cost $854,949,089)		982,093,695

Liabilities in Excess of Other Assets—(1.4%)		(13,103,173)

TOTAL NET ASSETS—100.0%		$968,990,522

Percentages are stated as a percent of net assets.

ADR – American Depository Receipt

(a) Non-income producing security

(b) Foreign Issued Security

The accompanying notes are an integral part of these financial statements.

CULLEN FUNDS TRUST

CULLEN HIGH DIVIDEND EQUITY FUND
SCHEDULE OF INVESTMENTS – Continued
June 30, 2011

The Trust follows the authoritative guidance for fair value measurements. The guidance establishes a framework for measuring fair value and a hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available. The guidance establishes three tiers of inputs that may be used to measure fair value. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

For the period ended June 30, 2011, there were no material transfers between levels 1 and 2.

The following is a summary of the inputs used as of June 30, 2011 in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks	$880,013,710	$—	$—	$880,013,710
Money Market Fund	102,079,985	—	—	102,079,985

Total	$982,093,695	$—	$—	$982,093,695

The accompanying notes are an integral part of these financial statements.

CULLEN FUNDS TRUST

CULLEN HIGH DIVIDEND EQUITY FUND (Unaudited)
Top 10 Industries – As of June 30, 2011

Percentages are based upon net assets.

The accompanying notes are an integral part of these financial statements.

CULLEN FUNDS TRUST

CULLEN SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS
June 30, 2011

	Shares	Value

COMMON STOCKS—94.9%
Aerospace & Defense—6.2%
Alliant Techsystems, Inc.	3,050	$217,557
Spirit Aerosystems Holdings, Inc., Class A (a)	10,200	224,400

		441,957

Airlines—3.7%
Copa Holdings SA, Class A (b)	3,900	260,286

Auto Parts & Equipment—1.7%
BorgWarner, Inc. (a)	1,450	117,146

Banks—6.9%
Bank of The Ozarks, Inc.	4,700	244,681
CVB Financial Corp.	26,100	241,425

		486,106

Biotechnology—3.4%
Charles River Laboratories International, Inc. (a)	5,950	241,868

Electrical Components & Equipment—2.8%
Hubbell, Inc., Class B	3,100	201,345

Electronics—3.3%
Avnet, Inc. (a)	7,400	235,912

Engineering & Construction—6.3%
Granite Construction, Inc.	9,350	229,355
KBR, Inc.	5,850	220,486

		449,841

Food—3.7%
Ralcorp Holdings, Inc. (a)	3,050	264,069

Hand/Machine Tools—3.3%
Lincoln Electric Holdings, Inc.	6,600	236,610

Healthcare Services—2.4%
Community Health Systems, Inc. (a)	6,700	172,056

Insurance—6.1%
PartnerRe Ltd. (b)	2,600	179,010
WR Berkley Corp.	7,750	251,410

		430,420

The accompanying notes are an integral part of these financial statements.

CULLEN FUNDS TRUST

CULLEN SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS – Continued
June 30, 2011

	Shares	Value

Machinery – Diversified—2.7%
Babcock & Wilcox Co. (a)	6,800	$188,428

Metal Fabricate/Hardware—3.8%
RTI International Metals, Inc. (a)	7,050	270,509

Mining—3.1%
HudBay Minerals, Inc. (b)	14,800	221,556

Miscellaneous Manufacturing—3.4%
Ameron International Corp.	3,700	243,016

Oil & Gas—4.8%
Berry Petroleum Co., Class A	4,350	231,116
Cimarex Energy Co.	1,200	107,904

		339,020

Pharmaceuticals—3.6%
Omnicare, Inc.	8,000	255,120

Restaurants—3.0%
Cracker Barrel Old Country Store, Inc.	4,300	212,032

Savings & Loans—3.2%
ViewPoint Financial Group	16,650	229,770

Telecommunications—6.3%
Cable & Wireless Communications PLC (b)	336,800	219,031
NII Holdings, Inc. (a)	5,350	226,733

		445,764

Toys/Games/Hobbies—2.9%
Jakks Pacific, Inc. (a)	11,350	208,954

Transportation—5.2%
Canadian Pacific Railway Ltd. (b)	2,250	140,220
Tidewater, Inc.	4,300	231,383

		371,603

Water—3.1%
Cia de Saneamento Basico do Estado de
Sao Paulo – ADR (a)(b)	3,700	220,779

Total Common Stocks
(Cost $6,069,545)		6,744,167

The accompanying notes are an integral part of these financial statements.

CULLEN FUNDS TRUST

CULLEN SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS – Continued
June 30, 2011

	Shares	Value

SHORT-TERM INVESTMENTS—4.9%
Money Market Fund—4.9%
Dreyfus Cash Management Fund
(Cost $344,720)	344,720	$344,720

TOTAL INVESTMENTS—99.8%
(Cost $6,414,265)		7,088,887

Other Assets in Excess of Liabilities—0.2%		15,927

TOTAL NET ASSETS—100.0%		$7,104,814

Percentages are stated as a percent of net assets.

ADR – American Depository Receipt

(a) Non-income producing security

(b) Foreign Issued Security

The accompanying notes are an integral part of these financial statements.

CULLEN FUNDS TRUST

CULLEN SMALL CAP VALUE FUND SCHEDULE OF INVESTMENTS – Continued June 30, 2011

The Trust follows the authoritative guidance for fair value measurements. The guidance establishes a framework for measuring fair value and a hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available. The guidance establishes three tiers of inputs that may be used to measure fair value. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

For the period ended June 30, 2011, there were no material transfers between levels 1 and 2.

The following is a summary of the inputs used as of June 30, 2011 in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks	$6,744,167	$—	$—	$6,744,167
Money Market Fund	344,720	—	—	344,720

Total	$7,088,887	$—	$—	$7,088,887

The accompanying notes are an integral part of these financial statements.

CULLEN FUNDS TRUST

CULLEN SMALL CAP VALUE FUND (Unaudited)
Top 10 Industries – As of June 30, 2011

Percentages are based upon net assets.

The accompanying notes are an integral part of these financial statements.

CULLEN FUNDS TRUST

STATEMENTS OF ASSETS AND LIABILITIES
As of June 30, 2011

	Cullen International High Dividend Fund	Cullen High Dividend Equity Fund	Cullen Small Cap Value Fund
Assets:
Investments in securities, at value	$83,731,280	$982,093,695	$7,088,887
Foreign currencies, at value (cost of $1,630,066)	1,644,818	–	–
Receivable due from Investment Adviser	–	–	27,169
Receivable for Fund shares sold	99,664	2,453,180	283
Dividends and interest receivable	546,641	3,703,674	28,278
Prepaid expenses and other assets	21,958	62,444	7,004

Total assets	86,044,361	988,312,993	7,151,621

Liabilities:
Payable to Investment Adviser	22,661	411,326	–
Payable for Fund shares purchased	1,716	1,401,936	–
Payable for securities purchased	428,936	17,220,358	–
Distribution fees payable	11,790	74,989	486
Other accrued expenses and other liabilities	66,789	213,862	46,321

Total liabilities	531,892	19,322,471	46,807

Net assets	$85,512,469	$968,990,522	$7,104,814

Net assets consist of:
Paid in capital	$88,187,847	$917,087,643	$6,278,429
Undistributed net investment income (loss)	124,589	551,743	2,963
Accumulated net realized gain (loss) on investments and
foreign currency related transactions	(19,092,007)	(75,793,470)	149,113
Net unrealized appreciation (depreciation) on investments
and foreign currency related transactions	16,292,040	127,144,606	674,309

Net assets	$85,512,469	$968,990,522	$7,104,814

Retail Class:
Net assets applicable to outstanding Retail Class shares	$47,698,820	$271,269,350	$1,545,974
Shares issued (Unlimited number of beneficial interest
authorized, $0.001 par value)	4,568,904	21,302,304	111,656
Net asset value, offering price and redemption price per share	$10.44	$12.73	$13.85
Class C:
Net assets applicable to outstanding Class C shares	$2,293,903	$25,514,353	$227,617
Shares issued (Unlimited number of beneficial interest
authorized, $0.001 par value)	220,693	2,006,566	16,578
Net asset value, offering price and redemption price per share	$10.39	$12.72	$13.73
Class I:
Net assets applicable to outstanding Class I shares	$35,408,857	$672,065,303	$5,331,223
Shares issued (Unlimited number of beneficial interest
authorized, $0.001 par value)	3,379,307	52,783,707	384,033
Net asset value, offering price and redemption price per share	$10.48	$12.73	$13.88
Class R1:
Net assets applicable to outstanding Class R1 shares	$51,840	$57,573	$–
Shares issued (Unlimited number of beneficial interest
authorized, $0.001 par value)	4,391	4,993	–
Net asset value, offering price and redemption price per share	$11.81	$11.53	$–
Class R2:
Net assets applicable to outstanding Class R2 shares	$59,049	$83,943	$–
Shares issued (Unlimited number of beneficial interest
authorized, $0.001 par value)	5,034	7,189	–
Net asset value, offering price and redemption price per share	$11.73	$11.68	$–

Investments, at identified cost	$67,467,958	$854,949,089	$6,414,265

The accompanying notes are an integral part of these financial statements.

CULLEN FUNDS TRUST

STATEMENTS OF OPERATIONS
Year Ended June 30, 2011

	Cullen International High Dividend Fund	Cullen High Dividend Equity Fund	Cullen Small Cap Value Fund
Investment income:
Dividends*	$3,120,535	$26,166,573	$68,583

Expenses:
Investment advisory fees (Note 6)	807,659	7,604,662	39,261
Distribution fees (Note 7)
Distribution fees – Retail Class	134,645	545,856	2,753
Distribution fees – Class C	21,773	222,056	1,038
Distribution fees – Class R1	221	219	–
Distribution fees – Class R2	92	105	–
Shareholder fees
Shareholder fees – Class R1	111	109	–
Shareholder fees – Class R2	92	105	–
Registration and filing fees	73,915	162,386	56,326
Transfer agent fees	59,142	157,123	42,745
Custody fees	56,793	68,513	34,652
Administration fees	48,460	410,233	34,512
Professional fees	54,986	56,061	51,971
Fund accounting fees	32,306	258,140	33,687
Trustees’ fees	32,800	33,000	32,698
Shareholder reports	12,002	180,982	1,560
Insurance expenses	3,000	15,001	354
Other expenses	3,270	3,554	1,308

Total expenses	1,341,267	9,718,105	332,865
Expense reimbursement from Investment Adviser	(376,677)	(3,246,160)	(289,814)

Net expenses	964,590	6,471,945	43,051

Net investment income	2,155,945	19,694,628	25,532

Realized and unrealized gain (loss) on investments:
Net realized gain (loss) on:
Investments	5,645,850	31,206	162,965
Foreign currency related transactions	22,961	–	269
Net change in unrealized appreciation
(depreciation) on:
Investments	12,432,169	129,610,631	649,513
Foreign currency related transactions	32,941	–	(395)

Net realized and unrealized gain (loss)
on investments	18,133,921	129,641,837	812,352

Increase in net assets resulting from operations	$20,289,866	$149,336,465	$837,884

*	Net of foreign withholding taxes of $271,615, $315,831, and $461 respectively.

The accompanying notes are an integral part of these financial statements.

CULLEN FUNDS TRUST

STATEMENTS OF CHANGES IN NET ASSETS

	Cullen International High Dividend Fund		Cullen High Dividend Equity Fund		Cullen Small Cap Value Fund
	Year Ended June 30,		Year Ended June 30,		Year Ended June 30, 2011	October 1, 2009* through June 30, 2010
	2011	2010	2011	2010
Operations:
Net investment income	$2,155,945	$1,694,998	$19,694,628	$12,093,477	$25,532	$4,387
Net realized gain (loss) on
investments and foreign
currency related transactions	5,668,811	4,803,553	31,206	3,150,448	163,234	2,978
Net change in unrealized
appreciation (depreciation)
on investments and foreign
currency transactions	12,465,110	379,031	129,610,631	26,962,511	649,118	25,191

Net increase (decrease) in net
assets resulting from operations	20,289,866	6,877,582	149,336,465	42,206,436	837,884	32,556

Capital Share Transactions:
(See Note 3)
Proceeds from shares sold
Retail Class shares	14,240,672	10,215,562	158,091,999	75,860,492	764,816	605,044
Class C shares	499,000	424,038	8,162,219	6,543,066	191,100	51,000
Class I shares	14,790,000	6,567,609	488,268,743	119,408,827	3,377,885	1,528,036
Class R1 shares	54,118	31,539	60,136	23,539	–	–
Class R2 shares	55,969	408	78,381	408	–	–
Proceeds from shares issued to
holders in reinvestment
of dividends
Retail Class shares	1,276,579	1,302,754	4,783,420	3,495,532	11,613	168
Class C shares	33,634	31,620	280,016	226,651	295	1
Class I shares	707,509	355,059	7,220,704	4,516,488	30,704	1,331
Class R1 shares	842	192	782	79	–	–
Class R2 shares	833	–	843	–	–	–
Cost of shares redeemed
Retail Class shares	(26,922,578)	(26,267,316)	(82,562,593)	(52,487,752)	(76,236)	–
Class C shares	(737,571)	(647,807)	(4,737,787)	(5,749,370)	(25,421)	–
Class I shares	(1,897,652)	(664,799)	(188,446,987)	(105,889,583)	(129,366)	(52,484)
Class R1 shares	(41,519)	(320)	(33,096)	(5)	–	–
Class R2 shares	–	(131)	(7)	(130)	–	–

Net increase (decrease) in net
assets from capital share
transactions	2,059,836	(8,651,592)	391,166,773	45,948,242	4,145,390	2,133,096

Distributions to Shareholders
From:
Net investment income
Retail Class shares	(1,320,233)	(1,322,897)	(5,254,949)	(3,673,307)	(5,827)	(168)
Class C shares	(42,524)	(41,171)	(360,488)	(291,749)	–	(1)
Class I shares	(782,460)	(396,257)	(13,997,170)	(7,656,995)	(19,961)	(1,331)
Class R1 shares	(843)	(193)	(782)	(80)	–	–
Class R2 shares	(833)	–	(843)	–	–
Net Realized gain on investments
Retail Class shares	–	–	–	–	(5,786)	–
Class C shares	–	–	–	–	(295)	–
Class I shares	–	–	–	–	(10,743)	–

Total distributions	(2,146,893)	(1,760,518)	(19,614,232)	(11,622,131)	(42,612)	(1,500)

Total increase (decrease) in
net assets	20,202,809	(3,534,528)	520,889,006	76,532,547	4,940,662	2,164,152
Net Assets:
Beginning of year	65,309,660	68,844,188	448,101,516	371,568,969	2,164,152	–

End of Year	$85,512,469	$65,309,660	$968,990,522	$448,101,516	$7,104,814	$2,164,152

Undistributed net investment
income included in net asset
at the end of year	$124,589	$87,159	$551,743	$471,347	$2,963	$2,893

*	Commencement of operations.

The accompanying notes are an integral part of these financial statements.

CULLEN INTERNATIONAL HIGH DIVIDEND FUND

For a share outstanding throughout each year ended June 30, unless otherwise noted:

FINANCIAL HIGHLIGHTS

Retail Class	2011	2010	2009	2008	2007
Net Asset Value – Beginning of Period	$8.21	$7.74	$12.64	$13.89	$10.82
Income from Investment Operations:
Net investment income	0.25 (6)	0.21 (6)	0.29	0.37	0.28
Net realized and unrealized gain (loss)
on investments	2.24	0.48	(4.91)	(0.56)	3.10

Total from investment operations	2.49	0.69	(4.62)	(0.19)	3.38

Less Distributions:
Dividends from net investment income	(0.26)	(0.22)	(0.28)	(0.35)	(0.31)
Distributions from net realized gains	–	–	–	(0.71)	–

Total distributions	(0.26)	(0.22)	(0.28)	(1.06)	(0.31)

Net Asset Value – End of Period	$10.44	$8.21	$7.74	$12.64	$13.89

Total Return(1)	30.49%	8.71%	(36.68% )	(1.92% )	31.56%

Ratios and Supplemental Data:
Net assets, end of period (thousands)	$47,698	$46,403	$56,225	$40,707	$18,992
Ratio of expenses to average net assets:
Before expense reimbursement	1.71%	1.80%	1.99%	2.16%	3.48%
After expense reimbursement	1.25%	1.25%	1.25%	1.25%	1.25%
Ratio of net investment income to average
net assets:
Before expense reimbursement	2.08%	1.77%	2.97%	1.92%	0.81%
After expense reimbursement	2.54%	2.32%	3.71%	2.83%	3.04%
Portfolio turnover rate(3)	65%	91%	124%	169%	102%

Class C
Net Asset Value – Beginning of Period	$8.18	$7.72	$12.60	$13.86	$10.81
Income from Investment Operations:
Net investment income	0.17 (6)	0.14 (6)	0.25	0.25	0.28
Net realized and unrealized gain (loss)
on investments	2.23	0.48	(4.91)	(0.54)	3.00

Total from investment operations	2.40	0.62	(4.66)	(0.29)	3.28

Less Distributions:
Dividends from net investment income	(0.19)	(0.16)	(0.22)	(0.26)	(0.23)
Distributions from net realized gains	–	–	–	(0.71)	–

Total distributions	(0.19)	(0.16)	(0.22)	(0.97)	(0.23)

Net Asset Value – End of Period	$10.39	$8.18	$7.72	$12.60	$13.86

Total Return(1)	29.50	7.95%	(37.06% )	(2.71% )	30.61%

Ratios and Supplemental Data:
Net assets, end of period (thousands)	$2,294	$1,992	$2,042	$2,619	$1,235
Ratio of expenses to average net assets:
Before expense reimbursement	2.47%	2.56%	2.74%	2.91%	4.23%
After expense reimbursement	2.00%	2.00%	2.00%	2.00%	2.00%
Ratio of net investment income to average
net assets:
Before expense reimbursement	1.28%	1.04%	2.22%	1.17%	0.06%
After expense reimbursement	1.74%	1.59%	2.96%	2.08%	2.29%
Portfolio turnover rate(3)	65%	9%1	124%	169%	102%

The accompanying notes are an integral part of these financial statements.

CULLEN INTERNATIONAL HIGH DIVIDEND FUND

FINANCIAL HIGHLIGHTS

Class I	2011	2010		2009	2008	2007
Net Asset Value – Beginning of Period	$8.24	$7.76		$12.68	$13.93	$10.84
Income from Investment Operations:
Net investment income	0.30 (6)	0.24	(6)	0.36	0.40	0.34
Net realized and unrealized gain (loss)
on investments	2.23	0.48		(4.98)	(0.56)	3.09

Total from investment operations	2.53	0.72		(4.62)	(0.16)	3.43

Less Distributions:
Dividends from net investment income	(0.29)	(0.24)		(0.30)	(0.38)	(0.34)
Distributions from net realized gains	–	–		–	(0.71)	–

Total distributions	(0.29)	(0.24)		(0.30)	(1.09)	(0.34)

Net Asset Value – End of Period	$10.48	$8.24		$7.76	$12.68	$13.93

Total Return(1)	30.82%	9.03%		(36.53% )	(1.69% )	31.96%

Ratios and Supplemental Data:
Net assets, end of period (thousands)	$35,409	$16,886		$10,577	$21,934	$11,270
Ratio of expenses to average net assets:
Before expense reimbursement	1.48%	1.57%		1.74%	1.91%	3.23%
After expense reimbursement	1.00%	1.00%		1.00%	1.00%	1.00%
Ratio of net investment income to average
net assets:
Before expense reimbursement	2.56%	2.14%		3.23%	2.17%	1.06%
After expense reimbursement	3.03%	2.71%		3.97%	3.08%	3.29%
Portfolio turnover rate(3)	65%	91%		124%	169%	102%

Class R1	2011	2010(4)
Net Asset Value – Beginning of Period	$9.16	$10.00
Income from Investment Operations:
Net investment income(6)	0.23	0.08
Net realized and unrealized gain (loss)
on investments	2.63	(0.85)

Total from investment operations	2.86	(0.77)

Less Distributions:
Dividends from net investment income	(0.21)	(0.07)
Distributions from net realized gains	–	–

Total distributions	(0.21)	(0.07)

Net Asset Value – End of Period	$11.81	$9.16

Total Return(1)	31.30%	(7.74%	)

Ratios and Supplemental Data:
Net assets, end of period (thousands)	$52	$29
Ratio of expenses to average net assets:
Before expense reimbursement	2.22%	4.00%	(2)
After expense reimbursement	1.75%	1.75%	(2)
Ratio of net investment income to average
net assets:
Before expense reimbursement	1.56%	0.26%	(2)
After expense reimbursement	2.02%	2.50%	(2)
Portfolio turnover rate(3)	65%	91%

The accompanying notes are an integral part of these financial statements.

CULLEN INTERNATIONAL HIGH DIVIDEND FUND

FINANCIAL HIGHLIGHTS

Class R2	2011	2010(5)
Net Asset Value – Beginning of Period	$9.16	$10.00
Income from Investment Operations:
Net investment income(6)	0.27	0.11
Net realized and unrealized gain (loss)
on investments	2.53	(0.94)

Total from investment operations	2.80	(0.83)

Less Distributions:
Dividends from net investment income	(0.23)	(0.01)
Distributions from net realized gains	–	–

Total distributions	(0.23)	(0.01)

Net Asset Value – End of Period	$11.73	$9.16

Total Return(1)	30.70%	(8.28%	)

Ratios and Supplemental Data:
Net assets, end of period (thousands)	$59	$0	(7)
Ratio of expenses to average net assets:
Before expense reimbursement	1.97%	2.12%	(2)
After expense reimbursement	1.50%	1.50%	(2)
Ratio of net investment income to average
net assets:
Before expense reimbursement	1.88%	2.89%	(2)
After expense reimbursement	2.35%	3.51%	(2)
Portfolio turnover rate(3)	65%	91%

(1)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividend distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return calculated for a period of less than one year is not annualized. Total return would have been lower if certain fees had not been waived and expenses reimbursed by the Investment Adviser.

(2)	Annualized

(3)	Portfolio turnover is not annualized.

(4)	Commencement of operations was March 3, 2010.

(5)	Commencement of operations was March 4, 2010.

(6)	Average share method used. SEC method used in 2009 and years prior.

(7)	Represents amount less than $1,000.

The accompanying notes are an integral part of these financial statements.

CULLEN HIGH DIVIDEND EQUITY FUND

For a share outstanding throughout each year ended June 30, unless otherwise noted:

FINANCIAL HIGHLIGHTS

Retail Class	2011		2010	2009	2008		2007
Net Asset Value – Beginning of Period	$10.44		$9.59	$12.96	$15.95		$13.55
Income from Investment Operations:
Net investment income	0.29	(8)	0.29 (8)	0.38	0.47		0.42
Affiliation violation(4)	–		–	–	0.02		–
Net realized and unrealized gain (loss)
on investments	2.28		0.83	(3.37)	(2.39)		2.46

Total from investment operations	2.57		1.12	(2.99)	(1.90)		2.88

Less Distributions:
Dividends from net investment income	(0.28)		(0.27)	(0.37)	(0.47)		(0.48)
Distributions from net realized gains	–		–	–	(0.62)		–
Return of capital	–		–	(0.01)	–		–

Total distributions	(0.28)		(0.27)	(0.38)	(1.09)		(0.48)

Net Asset Value – End of Period	$12.73		$10.44	$9.59	$12.96		$15.95

Total Return(1)	24.85%		11.64%	(23.20% )	(12.68%	)(4)	21.50%

Ratios and Supplemental Data:
Net assets, end of period (thousands)	$271,269		$152,325	$116,267	$60,062		$59,976
Ratio of expenses to average net assets:
Before expense reimbursement	1.43%		1.45%	1.50%	1.47%		1.46%
After expense reimbursement	1.00%		1.00%	1.00%	1.00%		1.00%
Ratio of net investment income to average
net assets:
Before expense reimbursement	2.01%		2.22%	3.16%	2.49%		2.89%
After expense reimbursement	2.44%		2.67%	3.66%	2.96%		3.35%
Portfolio turnover rate(3)	0%	(9)	11%	12%	31%		31%

Class C
Net Asset Value – Beginning of Period	$10.43		$9.57	$12.94	$15.93		$13.53
Income from Investment Operations:
Net investment income	0.20	(8)	0.21 (8)	0.28	0.36		0.37
Affiliation violation(4)	–		–	–	0.02		–
Net realized and unrealized gain (loss)
on investments	2.28		0.83	(3.34)	(2.39)		2.40

Total from investment operations	2.48		1.04	(3.06)	(2.01)		2.77

Less Distributions:
Dividends from net investment income	(0.19)		(0.18)	(0.30)	(0.36)		(0.37)
Distributions from net realized gains	–		–	–	(0.62)		–
Return of capital	–		–	(0.01)	–		–

Total distributions	(0.19)		(0.18)	(0.31)	(0.98)		(0.37)

Net Asset Value – End of Period	$12.72		$10.43	$9.57	$12.94		$15.93

Total Return(1)	23.94%		10.78%	(23.74% )	(13.34%	)(4)	20.65%

Ratios and Supplemental Data:
Net assets, end of period (thousands)	$25,514		$17,687	$15,375	$9,847		$12,106
Ratio of expenses to average net assets:
Before expense reimbursement	2.17%		2.20%	2.25%	2.22%		2.21%
After expense reimbursement	1.75%		1.75%	1.75%	1.75%		1.75%
Ratio of net investment income to average
net assets:
Before expense reimbursement	1.26%		1.46%	2.41%	1.74%		2.14%
After expense reimbursement	1.69%		1.90%	2.91%	2.21%		2.60%
Portfolio turnover rate(3)	0%	(9)	11%	12%	31%		31%

The accompanying notes are an integral part of these financial statements.

CULLEN HIGH DIVIDEND EQUITY FUND

FINANCIAL HIGHLIGHTS

Class I	2011	2010		2009	2008		2007
Net Asset Value – Beginning of Period	$10.44	$9.60		$12.97	$15.96		$13.55
Income from Investment Operations:
Net investment income	0.32 (8)	0.32	(8)	0.41	0.51		0.53
Affiliation violation(4)	–	–		–	0.02		–
Net realized and unrealized gain (loss)
on investments	2.28	0.82		(3.38)	(2.39)		2.40

Total from investment operations	2.60	1.14		(2.97)	(1.86)		2.93

Less Distributions:
Dividends from net investment income	(0.31)	(0.30)		(0.38)	(0.51)		(0.52)
Distributions from net realized gains	–	–		–	(0.62)		–
Return of capital	–	–		(0.02)	–		–

Total distributions	(0.31)	(0.30)		(0.40)	(1.13)		(0.52)

Net Asset Value – End of Period	$12.73	$10.44		$9.60	$12.97		$15.96

Total Return(1)	25.16%	11.85%		(23.00% )	(12.46%	)(4)	21.86%
Ratios and Supplemental Data:
Net assets, end of period (thousands)	$672,065	$278,067		$239,927	$306,319		$381,126
Ratio of expenses to average net assets:
Before expense reimbursement	1.18%	1.20%		1.25%	1.22%		1.21%
After expense reimbursement	0.75%	0.75%		0.75%	0.75%		0.75%
Ratio of net investment income to average
net assets:
Before expense reimbursement	2.26%	2.47%		3.41%	2.74%		3.14%
After expense reimbursement	2.69%	2.92%		3.91%	3.21%		3.60%
Portfolio turnover rate(3)	0% (9)	11%		12%	31%		31%

Class R1	2011	2010(5)
Net Asset Value – Beginning of Period	$9.48	$10.00
Income from Investment Operations:
Net investment income(8)	0.22	0.09
Net realized and unrealized gain (loss)
on investments	2.02	(0.55)

Total from investment operations	2.24	(0.46)

Less Distributions:
Dividends from net investment income	(0.19)	(0.06)
Distributions from net realized gains	–	–
Return of capital	–	–

Total distributions	(0.19)	(0.06)

Net Asset Value – End of Period	$11.53	$9.48

Total Return(1)	23.82%	(4.67%	)
Ratios and Supplemental Data:
Net assets, end of period (thousands)	$58	$22
Ratio of expenses to average net assets:
Before expense reimbursement	1.93%	3.16%	(2)
After expense reimbursement	1.50%	1.50%	(2)
Ratio of net investment income to average
net assets:
Before expense reimbursement	1.55%	1.09%	(2)
After expense reimbursement	1.98%	2.74%	(2)
Portfolio turnover rate(3)	0% (9)	11%

The accompanying notes are an integral part of these financial statements.

CULLEN HIGH DIVIDEND EQUITY FUND

FINANCIAL HIGHLIGHTS

Class R2	2011	2010(6)
Net Asset Value – Beginning of Period	$9.53	$10.00
Income from Investment Operations:
Net investment income(8)	0.25	0.08
Net realized and unrealized gain (loss)
on investments	2.11	(0.52)

Total from investment operations	2.36	(0.44)

Less Distributions:
Dividends from net investment income	(0.21)	(0.03)
Distributions from net realized gains	–	–
Return of capital	–	–

Total distributions	(0.21)	(0.03)

Net Asset Value – End of Period	$11.68	$9.53

Total Return(1)	24.88%	(4.45%	)

Ratios and Supplemental Data:
Net assets, end of period (thousands)	$84	$0	(7)
Ratio of expenses to average net assets:
Before expense reimbursement	1.68%	1.70%	(2)
After expense reimbursement	1.25%	1.25%	(2)
Ratio of net investment income to average
net assets:
Before expense reimbursement	1.82%	2.13%	(2)
After expense reimbursement	2.26%	2.58%	(2)
Portfolio turnover rate(3)	0% (9)	11%

(1)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividend distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return calculated for a period of less than one year is not annualized. The total return would have been lower if certain fees had not been waived and expenses reimbursed by the Investment Adviser.

(2)	Annualized

(3)	Portfolio turnover is not annualized.

(4)

Includes increase from payments made in 2008 by Investment Adviser of 0.06% and dividend received of 0.03% related to securities held in violation of investment restrictions. Without these transactions, total return would have been lower (12.77)%, (13.43)% and (12.55)% for Retail Class, Class C, and Class I, respectively.

(5)	Commencement of operations was March 3, 2010.

(6)	Commencement of operations was March 4, 2010.

(7)	Represents less than $1,000.

(8)	Average shares method used. SEC method in 2009 and years prior.

(9)	Represents less than 0.5%.

The accompanying notes are an integral part of these financial statements.

CULLEN SMALL CAP VALUE FUND

For a share outstanding throughout each year ended June 30, unless otherwise noted:

FINANCIAL HIGHLIGHTS

Retail Class	2011		2010*
Net Asset Value – Beginning of Period	$10.63		$10.00
Income from Investment Operations:
Net investment income (loss)(5)	0.05		0.02
Net realized and unrealized gain (loss) on investments	3.30		0.62

Total from investment operations	3.35		0.64

Less Distributions:
Dividends from net investment income	(0.06)		(0.01)
Distributions from net realized gains	(0.07)		–

Total distributions	(0.13)		(0.01)

Net Asset Value – End of Period	$13.85		$10.63

Total Return(1)	31.54%		6.41%

Ratios and Supplemental Data:
Net assets, end of period (thousands)	$1,546		$595
Ratio of expenses to average net assets:
Before expense reimbursement	8.98%		21.74%	(2)
After expense reimbursement	1.25%		1.25%	(2)
Ratio of net investment income (loss) to average net assets:
Before expense reimbursement	(7.36%	)	(20.21%	)(2)
After expense reimbursement	0.37%		0.28%	(2)
Portfolio turnover rate(3)	16%		4%

Class C	2011		2010*
Net Asset Value – Beginning of Period	$10.57		$10.00
Income from Investment Operations:
Net investment income (loss)(5)	(0.02)		(0.04)
Net realized and unrealized gain (loss) on investments	3.25		0.61

Total from investment operations	3.23		0.57

Less Distributions:
Dividends from net investment income	(0.00	)(4)	(0.00	)(4)
Distributions from net realized gains	(0.07)		–

Total distributions	(0.07)		(0.00)

Net Asset Value – End of Period	$13.73		$10.57

Total Return(1)	30.56%		5.74%

Ratios and Supplemental Data:
Net assets, end of period (thousands)	$228		$48
Ratio of expenses to average net assets:
Before expense reimbursement	8.82%		23.32%	(2)
After expense reimbursement	2.00%		2.00%	(2)
Ratio of net investment income (loss) to average net assets:
Before expense reimbursement	(6.95%	)	(21.76%	)(2)
After expense reimbursement	(0.13%	)	(0.44%	)(2)
Portfolio turnover rate(3)	16%		4%

The accompanying notes are an integral part of these financial statements.

CULLEN SMALL CAP VALUE FUND

FINANCIAL HIGHLIGHTS

Class I	2011	2010*
Net Asset Value – Beginning of Period	$10.64	$10.00
Income from Investment Operations:
Net investment income (loss)(5)	0.10	0.03
Net realized and unrealized gain (loss) on investments	3.29	0.62

Total from investment operations	3.39	0.65

Less Distributions:
Dividends from net investment income	(0.08)	(0.01)
Distributions from net realized gains	(0.07)	–

Total distributions	(0.15)	(0.01)

Net Asset Value – End of Period	$13.88	$10.64

Total Return(1)	31.86%	6.53%

Ratios and Supplemental Data:
Net assets, end of period (thousands)	$5,331	$1,520
Ratio of expenses to average net assets:
Before expense reimbursement	8.26%	21.12%	(2)
After expense reimbursement	1.00%	1.00%	(2)
Ratio of net investment income to average net assets:
Before expense reimbursement	(6.47% )	(19.71%	)(2)
After expense reimbursement	0.79%	0.42%	(2)
Portfolio turnover rate(3)	16%	4%
*	Commencement of operations was October 1, 2009.

(1)

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividend distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return calculated for a period of less than one year is not annualized. Total return would have been lower if certain fees had not been waived and expenses reimbursed by the Investment Adviser.

(2)	Annualized

(3)	Portfolio turnover is not annualized.

(4)	Amount represents less than 0.01 per share.

(5)	Average shares method used.

The accompanying notes are an integral part of these financial statements.

CULLEN FUNDS TRUST

NOTES TO FINANCIAL STATEMENTS
June 30, 2011

1.	Organization

The Cullen Funds Trust (the “Trust”) is an open end management investment company created as a Delaware business trust on March 25, 2000 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust currently offers three separate series to investors: the Cullen International High Dividend Fund, the Cullen High Dividend Equity Fund, and the Cullen Small Cap Value Fund (each a “Fund” and collectively, the “Funds”). The Funds are open end, diversified management investment companies registered under the 1940 Act. The investment objectives of the Cullen International High Dividend Fund and the Cullen High Dividend Equity Fund are long-term capital appreciation and current income. The investment objective of the Cullen Small Cap Value Fund is long-term capital appreciation.

The Trust offers Retail Class, Class C, Class I, Class R1 and Class R2 Shares. However, the Cullen Small Cap Value Fund has not experienced any subscriptions in Class R1 and R2 shares since inception. Each class of shares differs principally in its respective distribution expenses and shareholder servicing expenses. Each class of shares has identical rights to earnings, assets, and voting privileges, except for the class specific expenses and exclusive rights to vote on matters affecting only individual classes.

2.	Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States.

a)

Valuation of Securities – Securities that are primarily traded on a national or foreign securities exchange are valued at the last sales price on the exchange on which they are primarily traded on the day of valuation or, if there has been no sale on such day, at the mean between the bid and asked prices. Securities primarily traded in the National Association of Securities Dealers Automated Quotation (“NASDAQ”) National Market System for which market quotations are readily available are valued using the NASDAQ Official Closing Price (“NOCP”). If the NOCP is not available, such securities are valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices. Money market mutual funds are valued at the net asset value (“NAV”) of shares held by the Funds at year end. Any securities or other assets for which market quotations are not readily available are valued at fair value as determined in good faith by the Valuation Committee of the Funds’ Board of Trustees under supervision of the full Board. The values for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates at the time of valuation. Exchange rates are provided daily by recognized independent pricing agents.

CULLEN FUNDS TRUST

NOTES TO FINANCIAL STATEMENTS – Continued
June 30, 2011

2.	Significant Accounting Policies – Continued

b)

Distributions to Shareholders – Dividends from net investment income, if any, are declared and paid quarterly for the Cullen International High Dividend Fund and the Cullen Small Cap Value Fund and monthly for the Cullen High Dividend Equity Fund. Distributions from realized capital gains, if any, are declared and paid at least annually.

c)

Federal Income Taxes – The Funds intend to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of their taxable income to their shareholders in a manner which results in no tax cost to the Funds. Therefore, no federal income or excise tax provision is recorded.

The Funds have reviewed all open tax years and major jurisdictions and concluded that there is no tax liability resulting from unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken for the period ended June 30, 2011. Open tax years are those that are open for exam by taxing authorities, and as of June 30, 2011, open Federal tax years include the tax years ended June 30, 2009 through 2011 for the Cullen International High Dividend Fund and the Cullen High Dividend Equity Fund, and the tax years ended on June 30, 2011 for the Cullen Small Cap Value Fund. The Funds have no examination in progress and are also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

d)

Use of Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts in the financial statements. Actual results could differ from those estimates.

e)

Guarantees and Indemnification – In the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. Based on experience, however, the Funds expect the risk of loss to be remote.

Within each Fund, dividend income is recognized on the ex-dividend date or as soon as information is available and interest income is recognized on an accrual basis. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its respective shares outstanding.

f)

Foreign Exchange Contracts – As the Funds may invest in securities traded on markets outside the United States, the Trust may enter into foreign currency commitments or foreign currency exchange transactions. Purchased contracts are only used to acquire foreign currencies to facilitate purchases and sales of investment securities. Risks may

CULLEN FUNDS TRUST

NOTES TO FINANCIAL STATEMENTS – Continued June 30, 2011

2.	Significant Accounting Policies – Continued

arise upon entering into these transactions from the potential inability of counterparties to meet the terms of their commitments and from unanticipated movements in security prices or foreign exchange rates. The foreign currency transactions are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the settlement date.

The Funds do not isolate that portion of results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments. Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of Foreign Currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities denominated in currencies other than the U.S. dollar and other than investments in securities at period end, resulting from changes in the exchange rate.

g)

Recent Accounting Pronouncements – In January, 2010, the Financial Accounting Standard Board issued Accounting Standards Update No. 2010-06, “Improving Disclosures about Fair Value Measurements” (“ASU 2010-06”). ASU 2010-06 requires new disclosure regarding transfers into and out of Levels 1 and 2 effective for interim and annual periods beginning after December 15, 2009. The Funds disclose significant transfers between levels based on valuations at the beginning of the reporting period.

ASU 2010-06 will also require additional details regarding Level 3 transaction activity effective for interim and annual periods beginning after December 15, 2010. Management is currently evaluating the effect that this additional requirement will have on the Funds’ financial statements.

h)

Other – Investment and shareholder transactions are recorded on trade date. The Funds determine the gain or loss realized from the investment transactions by comparing the original cost of the security lot sold with the net sales proceeds on a specific identification cost basis.

CULLEN FUNDS TRUST

NOTES TO FINANCIAL STATEMENTS – Continued
June 30, 2011

3.	Capital Share Transactions

Share transactions were as follows:

	Cullen International High Dividend Fund
	Year Ended 6/30/2011	Year Ended 6/30/2010
Retail Class Shares
Shares sold	1,428,074	1,147,157
Shares reinvested	127,629	147,061
Shares redeemed	(2,638,364)	(2,911,065)

Net change resulting from Retail Class Shares Transactions	(1,082,661)	(1,616,847)

Class C Shares
Shares sold	50,046	47,981
Shares reinvested	3,367	3,594
Shares redeemed	(76,115)	(72,656)

Net change resulting from Class C Shares Transactions	(22,702)	(21,081)

Class I Shares
Shares sold	1,453,008	720,450
Shares reinvested	69,717	40,165
Shares redeemed	(192,603)	(74,629)

Net change resulting from Class I Shares Transactions	1,330,122	685,986

Class R1 Shares*
Shares sold	4,738	3,228
Shares reinvested	74	21
Shares redeemed	(3,636)	(34)

Net change resulting from Class R1 Shares Transactions	1,176	3,215

Class R2 Shares**
Shares sold	4,933	41
Shares reinvested	72	–
Shares redeemed	–	(13)

Net change resulting from Class R2 Shares Transactions	5,005	28

Net change resulting from share transactions	230,940	(948,699)

*	Commencement of operations was March 3, 2010.

**	Commencement of operations was March 4, 2010.

CULLEN FUNDS TRUST

NOTES TO FINANCIAL STATEMENTS – Continued
June 30, 2011

	Cullen High Dividend Equity Fund
	Year Ended 6/30/2011	Year Ended 6/30/2010
Retail Class Shares
Shares sold	13,168,812	7,006,966
Shares reinvested	395,875	322,674
Shares redeemed	(6,847,684)	(4,864,601)

Net change resulting from Retail Class Shares Transactions	6,717,003	2,465,039

Class C Shares
Shares sold	684,832	600,470
Shares reinvested	23,296	20,905
Shares redeemed	(397,557)	(532,717)

Net change resulting from Class C Shares Transactions	310,571	88,658

Class I Shares
Shares sold	41,111,220	10,925,897
Shares reinvested	600,247	417,032
Shares redeemed	(15,556,109)	(9,715,727)

Net change resulting from Class I Shares Transactions	26,155,358	1,627,202

Class R1 Shares*
Shares sold	5,583	2,350
Shares reinvested	72	8
Shares redeemed	(3,020)	–

Net change resulting from Class R1 Shares Transactions	2,635	2,358

Class R2 Shares**
Shares sold	7,087	40
Shares reinvested	75	–
Shares redeemed	(1)	(12)

Net change resulting from Class R2 Shares Transactions	7,161	28

Net change resulting from share transactions	33,192,728	4,183,285

*	Commencement of operations was March 3, 2010.

**	Commencement of operations was March 4, 2010.

CULLEN FUNDS TRUST

NOTES TO FINANCIAL STATEMENTS – Continued
June 30, 2011

	Cullen Small Cap Value Fund

	Year Ended June 30, 2011	For Period Ended June 30, 2010*

Retail Class Shares
Shares sold	60,965	56,001
Shares reinvested	875	16
Shares redeemed	(6,201)	–

Net change resulting from Retail Class Shares Transactions	55,639	56,017

Class C Shares
Shares sold	14,144	4,579
Shares reinvested	23	–
Shares redeemed	(2,168)	–

Net change resulting from Class C Shares Transactions	11,999	4,579

Class I Shares
Shares sold	248,446	147,381
Shares reinvested	2,292	125
Shares redeemed	(9,621)	(4,590)

Net change resulting from Class I Shares Transactions	241,117	142,916

Net change resulting from share transactions	308,755	203,512

*	Commencement of operations was October 1, 2009.

4. Investment Transactions

Purchases and sales of investments, excluding short-term investments, for the year ended June 30, 2011 were as follows:

Fund	Purchases	Sales

Cullen International High Dividend Fund	$ 53,369,592	$50,314,738
Cullen High Dividend Equity Fund	365,543,081	657,873
Cullen Small Cap Value Fund	4,525,072	600,469

CULLEN FUNDS TRUST

NOTES TO FINANCIAL STATEMENTS – Continued
June 30, 2011

5. Federal Tax Information

As of June 30, 2011, the Funds’ most recent fiscal year end, the components of accumulated earnings (losses) on a tax basis were as follows:

	Cullen International High Dividend Fund	Cullen High Dividend Equity Fund	Cullen Small Cap Value Fund
Cost of investments(a)	$68,313,232	$854,968,460	$6,414,265

Gross unrealized appreciation	18,018,011	142,073,350	841,370
Gross unrealized depreciation	(2,571,245)	(14,948,115)	(167,062)

Net unrealized appreciation (deprecitaion)	15,446,766	127,125,235	674,308

Undistributed ordinary income	124,589	551,742	92,046
Undistributed long-term capital gain	–	–	–

Total distributable earnings	124,589	551,742	92,046
Other accumulated gains (losses)	(18,246,733)	(75,774,099)	60,030

Total accumulated earnings (losses)	$(2,675,378)	$51,902,878	$826,384

(a)

Represents cost for federal income tax purposes and differs from the cost for financial reporting purposes due to various book-to-tax differences. Those differences primarily relate to wash sale adjustments for the Funds.

The Funds may periodically make reclassifications among certain of their capital accounts as a result of the recognition and characterization of certain income and capital gain distributions determined annually in accordance with federal tax regulations which may differ from accounting principles generally accepted in the United States. These principles require that permanent financial reporting and tax differences be reclassified in the capital accounts. Further, as a result of permanent book-to-tax differences arising from differing treatment of certain income items and non-deductible current year expenses, reclassification adjustments were made to increase (decrease) the amounts listed below:

Fund	Undistributed Net Investment Income/(loss)	Undistributed Net Realized Gain/(Loss)	Paid in Capital

Cullen International High Dividend Fund	$28,378	$(28,378)	–
Cullen High Dividend Equity Fund	–	–	–
Cullen Small Cap Value Fund	$326	$(269)	$(57)

CULLEN FUNDS TRUST

NOTES TO FINANCIAL STATEMENTS – Continued
June 30, 2011

At June 30, 2011, the following Funds had capital loss carryforwards which will reduce each Fund’s taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, such capital loss carry-forwards will expire as follows:

	Capital Loss Carryforwards to Expire In			Total Capital Loss Carryforwards
Fund	2017	2018	2019
Cullen International High Dividend	$1,150,342	$17,096,391	–	$18,246,733
Cullen High Dividend Equity	10,001,099	62,984,730	$2,788,270	75,774,099

In addition, the Cullen International High Dividend fund utilized $5,394,033 of capital losses to offset taxable capital gains realized during the year ended June 30, 2011.

Under the recently enacted Regulated Investment Company Modernization Act of 2010, the Funds will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred during pre-enactment taxable years. As of result of this ordering rule, pre-enactment capital loss carryforwards may have an increased likelihood to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

The tax composition of dividends paid during the year ended June 30, 2011 and the year ended June 30, 2010 was as follows:

	June 30, 2011	June 30, 2010
Cullen International High Dividend Fund:
Ordinary Income	$2,146,893	$1,760,518
Cullen High Dividend Equity Fund:
Ordinary Income	19,614,232	11,622,131
Cullen Small Cap Value Fund
Ordinary Income	42,612	1,500

6. Investment Advisory and Other Agreements

The Trust has an agreement with Cullen Capital Management LLC (the “Investment Adviser”), with which certain officers and trustees of the Trust are affiliated, to furnish investment advisory services to the Funds. Under the terms of the agreement, the Funds will compensate the Investment Adviser for its management services at the annual rate of 1.00% of each Fund’s average daily net assets. Through October 31, 2012, the Investment

CULLEN FUNDS TRUST

NOTES TO FINANCIAL STATEMENTS – Continued
June 30, 2011

Adviser has agreed to absorb expenses to the extent that the Cullen International High Dividend Fund’s total annual operating expenses (excluding taxes and acquired funds fees and expenses) exceed 1.25%, 2.00%, 1.00%, 1.75% and 1.50% of the Retail Class, Class C, Class I, Class R1 and Class R2 net assets, respectively; the Cullen High Dividend Equity Fund’s total annual operating expenses (excluding taxes and acquired funds fees and expenses) exceed 1.00%, 1.75%, 0.75%, 1.50% and 1.25% of the Retail Class, Class C, Class I, Class R1 and Class R2 net assets, respectively; and the Cullen Small Cap Value Fund’s total annual operating expenses (excluding taxes and acquired funds fees and expenses) exceed 1.25%, 2.00%, 1.00%, 1.75% and 1.50% of the Retail Class, Class C, Class I, Class R1 and Class R2 net assets, respectively. For a period of three years after the year in which the Investment Adviser reimburses expenses, the Investment Adviser may seek reimbursement from the respective Fund to the extent that total annual individual Fund operating expenses are less than the expense limitation in effect at the time of the reimbursement. The Investment Adviser reimbursed expenses of $376,677 associated with the Cullen International High Dividend Fund, $3,246,160 associated with the Cullen High Dividend Equity Fund, and $289,814 associated with the Cullen Small Cap Value Fund for the year ended June 30, 2011.

As of June 30, 2011, reimbursed expenses for each Fund subject to potential recovery by year of expiration are as follows:

Year of Expiration	Cullen International High Dividend Fund	Cullen High Dividend Equity Fund	Cullen Small Cap Value Fund
June 30, 2012	$415,488	$1,665,855	–
June 30, 2013	396,772	1,942,721	$236,512
June 30, 2014	376,677	3,246,160	289,814

The Bank of New York Mellon serves as the Funds’ custodian, administrator, and fund accountant.

7. Distribution Plan

The Funds have adopted a Service and Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act. The Plan authorizes payments by the Funds in connection with the distribution of shares at an annual rate, as determined from time to time by the Board of Trustees, of up to 0.25%, 1.00%, 0.50% and 0.25% of the average daily net assets of Retail Class, Class C, Class R1, and Class R2, respectively. Amounts paid under the Plan to the Funds’ distributor ALPS Distributors, Inc., to compensate the distributor for any activities or expenses primarily intended to result in the sale of shares of the Funds. This may include, but is not limited to, advertising, compensation for sales and marketing activities of financial institutions and others such as dealers and distributors, shareholder account servicing, the printing and mailing of prospectuses to other than current shareholders and the printing and mailing of sales literature.

CULLEN FUNDS TRUST

NOTES TO FINANCIAL STATEMENTS – Continued
June 30, 2011

8. Shareholder Servicing Plan

The Trust has adopted a Shareholder Servicing Plan (the “Servicing Plan”) with respect to the Funds’ Class R1 and Class R2 shares. For providing certain account administration services to participants in retirement plans that are beneficial owners of such shares, the Servicing Plan authorizes each Fund to compensate plan administrators or other intermediaries up to 0.25% of the average daily net assets of Class R1 and Class R2.

9. Foreign Investment Risk

The Trust invests in securities traded on exchanges outside the United States. Further, each Fund invests in securities issued by companies domiciled outside the United States, which may be subject to political, social and economic uncertainty to a greater extent and may also be affected by currency controls; different accounting, auditing, financial reporting, and legal standards and practices in some countries; expropriation; changes in tax policy; greater market volatility; differing securities market structures; higher transaction costs; and various administrative difficulties, such as delays in clearing and settling portfolio transactions or in receiving payment of dividends.

10. Significant Shareholders

At June 30, 2011, the Cullen Small Cap Value Fund had two affiliated shareholders who held 19.8% and 12.9%, respectively, of the Fund’s outstanding shares. Investment activities of these shareholders could have a material effect on the Fund.

11. Subsequent Events

Management has evaluated events and transactions for potential recognition or disclosure in the financial statements through the date the financial statements were issued. Management has determined that there are no material events that would require disclosure in the Funds’ financial statements through this date.

12. Federal Tax Status of Dividends Declared during the Tax Year (unaudited)

For the year ended June 30, 2011, the Funds designated 100% of dividends declared from net investment income in the Cullen High Dividend Fund, 100% of dividends declared from net investment income in the Cullen International High Dividend Fund, and 59.65% of dividends declared from net investment income in the Cullen Small Cap Value Fund as qualified dividend income under the Jobs Growth and Tax Reconcilliation Act of 2003.

For the year ended June 30, 2011, 0% of the ordinary distributions paid by the Cullen International High Dividend Fund, 99.85% of the ordinary distributions paid by the Cullen High Dividend Equity Fund, and 40.31% of the ordinary distributors paid by the Cullen Small Cap Value Fund, qualify for the dividend received deduction available to corporate shareholders.

CULLEN FUNDS TRUST

NOTES TO FINANCIAL STATEMENTS – Continued
June 30, 2011

For the year ended June 30, 2011, 0% of taxable ordinary income distributions from the Funds were designated as short-term capital gain distributions under Internal Revenue Section 871(k)(2)(c).

For the year ended June 30, 2011, 0% for the Cullen International High Dividend Fund, 0% for the Cullen High Dividend Equity Fund and 0% for the Cullen Small Cap Fund of taxable ordinary income was qualified interest income.

The Cullen International High Dividend Fund intends to elect to pass through to shareholders the income tax credit for taxes paid to foreign countries. For the fiscal year ended June 30, 2011, the foreign source income was $3,392,059 and the foreign tax expense was $271,055. The pass-through of the foreign tax credit will only affect those persons who are shareholders on the dividend record dates. These shareholders will receive more detailed information with their 2011 Form 1099-DIV.

CULLEN FUNDS TRUST

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees and Shareholders of Cullen Funds Trust:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the Cullen Funds Trust (comprised of Cullen International High Dividend Fund, Cullen High Dividend Equity Fund and Cullen Small Cap Value Fund, hereinafter collectively referred to as the “Funds”) at June 30, 2011, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the periods indicated in the two years then ended and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Funds’ management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at June 30, 2011 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

Milwaukee, Wisconsin
August 26, 2011

CULLEN FUNDS TRUST

BOARD OF TRUSTEES
(Unaudited)

Name, Address and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served**	Principal Occupation(s) During Past 5 Years	No. of Funds in Complex Overseen	Other Directorships held by Trustees
INTERESTED TRUSTEE

James P. Cullen*	Trustee and	Since 2000	President, Controlling	3	None
Cullen Capital	President		Member and Portfolio
Management LLC			Manager, Cullen Capital
645 Fifth Avenue			Management LLC, since
New York, NY 10022			May 2000; President,
Born: 1938			Schafer Cullen Capital
Management, Inc., a
registered investment
adviser, from December
1982 to present.

INDEPENDENT TRUSTEES

Robert J. Garry	Independent	Since 2000	Retired since July 2010,	3	None
c/o Cullen Capital	Trustee		Executive Vice President/
Management LLC			Chief Financial Officer,
645 Fifth Avenue			New York City Off-Track
New York, NY 10022			Betting Corporation,
Born: 1945			November 2007 to July
2010; Corporate
Controller, Yonkers
Racing Corporation, 2001
to September 2007; Chief
Operations Officer, The
Tennis Network Inc.,
March 2000 to 2001;
Senior Vice President and
Chief Financial Officer,
National Thoroughbred
Racing Association, 1998
to 2000; Director of
Finance and Chief
Financial Officer, United
States Tennis Association,
prior thereto.

Stephen G. Fredericks	Independent	Since 2002	Retired since July 2009,	3	None
c/o Cullen Capital	Trustee		Institutional Trader,
Management LLC			Raymond James &
645 Fifth Avenue			Associates, February
New York, NY 10022			2002 to July 2009;
Born: 1942			Institutional Trader, ABN
AMRO Inc, January 1995
to May 2001.

*	James P. Cullen is an “interested person” of the Trust (as that term is defined in the Investment Company Act) because of his affiliation with the Adviser.

**	Positions are held indefinitely until resignation or termination.

CULLEN FUNDS TRUST

BOARD OF TRUSTEES – Continued
(Unaudited)

Name, Address and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served**	Principal Occupation(s) During Past 5 Years	No. of Funds in Complex Overseen	Other Directorships held by Trustees
Daniel J. Campbell	Independent	Since 2010	Retired since 2003;	3	None
c/o Cullen Capital	Trustee		Managing Director
Management LLC			Global Hybrid Capital
645 Fifth Avenue			Products, Deutsche Bank
New York, NY 10022			2001 to 2003; Managing
Born: 1945			Director Preferred Bond
Trading / Global Head
Fixed Income Capital
Products, Merrill Lynch
1983 to 2001.

OFFICERS

John C. Gould	Executive	Since 2000	Executive Vice President	N/A	N/A
Cullen Capital	Vice		and Portfolio Manager,
Management LLC	President		Cullen Capital
645 Fifth Avenue			Management LLC, since
New York, NY 10022			May 2000; Executive
Born: 1960			Vice President and
Portfolio Manager,
Schafer Cullen Capital
Management, Inc., from
1989 to present.

Brooks H. Cullen	Vice	Since 2000	Vice President and	N/A	N/A
Cullen Capital	President		Portfolio Manager, Cullen
Management LLC			Capital Management
645 Fifth Avenue			LLC, since May 2000;
New York, NY 10022			Vice President and
Born: 1967			Portfolio Manager
Schafer Cullen Capital
Management, Inc., from
1996 to present.

Rahul D. Sharma	Secretary	Since 2000	Secretary, Cullen Capital	N/A	N/A
Cullen Capital			Management LLC, since
Management LLC			May 2000; Portfolio
645 Fifth Avenue			Manager, Cullen Capital
New York, NY 10022			Management LLC, 2007
Born: 1970			to present; Vice President
and Portfolio Manager,
Schafer Cullen Capital
Management, Inc., 1998
to present.

*	James P. Cullen is an “interested person” of the Trust (as that term is defined in the Investment Company Act) because of his affiliation with the Adviser.

**	Positions are held indefinitely until resignation or termination.

CULLEN FUNDS TRUST

BOARD OF TRUSTEES – Continued
(Unaudited)

Name, Address and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served**	Principal Occupation(s) During Past 5 Years	No. of Funds in Complex Overseen	Other Directorships held by Trustees
Steven M. Mullooly	Chief	Since 2006	Chief Compliance	N/A	N/A
Cullen Capital	Compliance		Officer, Cullen Capital
Management LLC	Officer		Management LLC since
645 Fifth Avenue			August 2006; Chief
New York, NY 10022			Compliance Officer,
Born: 1964			Ladenburg Thalmann &
Co., Inc., Ladenburg
Thalmann Asset
Management, and
Ladenburg Thalmann
Europe from November
2004 to June 2006; Vice
President – Compliance,
Donaldson Lufkin and
Jenrette and Co., from
July 2000 to June 2004.

Jeffrey T. Battaglia	Treasurer	Since 2007	Chief Financial Officer,	N/A	N/A
Cullen Capital			Cullen Capital
Management LLC			Management LLC, since
645 Fifth Avenue			February 2007; Manager,
New York, NY 10022			KPMG LLP, from
Born: 1978			September 2001 to
February 2007; Certified
Public Accountant,
Washington State

*	James P. Cullen is an “interested person” of the Trust (as that term is defined in the Investment Company Act) because of his affiliation with the Adviser.

**	Positions are held indefinitely until resignation or termination.

CULLEN FUNDS TRUST

BOARD APPROVAL OF CONTINUATION OF
INVESTMENT ADVISORY AGREEMENT
(Unaudited)

At the May 12, 2011 meeting (“Meeting”) of the Board of Trustees (the “Board”) of Cullen Funds Trust (the “Trust”), the Board, including those Trustees who are not “interested persons” of the Trust (the “Independent Trustees”), as that term is defined in the Investment Company Act of 1940, as amended (“1940 Act”), approved Cullen Capital Management LLC (“Investment Adviser”) to continue to serve as investment adviser to the Cullen High Dividend Equity Fund, the Cullen International High Dividend Fund and the Small Cap Value Fund (each, a “Fund” and collectively, the “Funds”) and approved the continuation of the separate investment advisory agreements between the Investment Adviser and the Trust with respect to each Fund (the “Investment Advisory Agreements”), upon the same terms and conditions set forth therein, for an additional one-year period. In connection with considering approval of the Investment Advisory Agreements, the Independent Trustees met in executive session with independent counsel, who provided assistance and advice.

In considering the approval of the continuation of the Investment Advisory Agreements for an additional one-year period, the Independent Trustees reviewed the materials provided by Advisor including: (i) copies of the Investment Advisory Agreements with respect to the Investment Adviser’s management of the Funds; (ii) information describing the nature, quality, and extent of the services the Investment Adviser provides to the Funds, and the fees the Investment Adviser receives from the Funds; (iii) information concerning the Investment Adviser’s financial condition, business, operations and compliance program of the Investment Adviser; (iv) a copy of the current Form ADV for the Investment Adviser; and (v) a memorandum from Sidley on the responsibilities of trustees in considering advisory arrangements under the 1940 Act. The Independent Trustees also considered the information presented at Board meetings throughout the year. In addition, the Independent Trustees received data compiled by FUSE Research Network LLC (“FUSE”) comparing the advisory fees, expenses and performance of the Funds with fees, expenses and performance of other funds with similar investment objectives and policies and to advisory fees paid by other clients of the Investment Adviser. The Independent Trustees focused on and analyzed the factors that the Independent Trustees deemed relevant, including: the nature, quality, and extent of the services provided to each Fund by the Investment Adviser; the personnel and operations of the Investment Adviser; each Fund’s expense levels; the investment performance of the Funds; profitability of the Investment Adviser under the Investment Advisory Agreements; and any “fall-out” benefits to the Investment Adviser (i.e., the ancillary benefits realized due to a relationship with the Trust). In particular, the Independent Trustees considered and discussed the following with respect to each Fund:

(a) The nature, extent, and quality of services provided to each Fund by the Investment Adviser. The Independent Trustees reviewed the services that the Investment Adviser provides to each Fund. In connection with the investment advisory services provided to each Fund, the Independent Trustees noted the responsibilities that the Investment Adviser

CULLEN FUNDS TRUST

BOARD APPROVAL OF CONTINUATION OF
INVESTMENT ADVISORY AGREEMENT – Continued
(Unaudited)

has as the Funds’ investment adviser, including overall supervisory responsibility for the general management and investment of each Fund’s securities portfolio; ultimate responsibility, subject to oversight by the Board, and the implementation of Board directives as they relate to the Funds.

The Independent Trustees reviewed the Investment Adviser’s experience, resources, and strengths in managing the Funds. Based on their consideration and review of the foregoing information, the Independent Trustees determined that each Fund was likely to continue to benefit from the nature, quality, and extent of these services, as well as the Investment Adviser’s ability to render such services based on its experience, operations and resources.

(b) Comparison of services provided and fees charged by the Investment Adviser and other investment advisers to similar clients, and the cost of the services provided and profits realized by the Investment Adviser from the relationship with the Funds. The Independent Trustees then compared both the services rendered and the fees paid pursuant to the Investment Advisory Agreements to contracts of other registered investment advisers providing services to similar funds. In particular, the Independent Trustees compared each Fund’s advisory fee and expense ratio to the advisory fees and expense ratios of other investment companies considered to be in such Fund’s peer group as chosen by FUSE. The Independent Trustees noted that the Investment Adviser has entered into an expense limitation agreements whereby the Investment Adviser reimburses expenses and/or waives fees to keep the expenses through October 31, 2012 for the: (i) High Dividend Fund’s Retail Class, Class C, Class I, Class R1 and Class R2 shares to 1.00%, 1.75%, 0.75%, 1.50% and 1.25% respectively, of the average net asset value of such respective Class; (ii) International Fund’s Retail Class, Class C, Class I, Class R1 and Class R2 shares of the Fund to 1.25%, 2.00%, 1.00%, 1.75% and 1.50% respectively, of the average net asset value of such respective Class; and (iii) Small Cap Fund’s Retail Class, Class C, Class I, Class R1 and Class R2 shares of the Fund to 1.25%, 2.00%, 1.00%, 1.75% and 1.50% respectively, of the average net asset value of such respective Class.

The Board also received and considered information about the fee rates charged to other accounts that are managed by the Investment Adviser. The Independent Trustees noted that the actual and contractual investment advisory fees of each Fund were within the range of the actual and contractual investment advisory fees charged by other funds in such Fund’s peer group.

After comparing each Fund’s fees with those of other funds in such Fund’s peer group and considering the information about the fee rates charged to other accounts managed by the Investment Adviser, and in light of the nature, quality, and extent of services provided by the Investment Adviser and the costs incurred by the Investment Adviser in rendering those services, the Independent Trustees concluded that the level of fees paid to the Investment Adviser with respect to each Fund were fair and reasonable.

CULLEN FUNDS TRUST

(c) the Investment Adviser’s profitability and the extent to which economies of scale would be realized as each Fund grows and whether fee levels would reflect such economies of scale. The Independent Trustees discussed potential economies of scale and reviewed income statements of the Adviser to assess its profitability. The Independent Trustees discussed with representatives of the Investment Adviser the costs and profitability of the Investment Adviser in connection with its serving as investment adviser to each Fund, including operational costs.

(d) Investment performance of the Funds. The Independent Trustees considered the investment performance of the Funds. In particular, the Independent Trustees considered the investment performance of the Funds relative to their stated objectives and the Investment Adviser’s success in reaching such objectives. The Independent Trustees considered each Fund’s investment performance compared to the benchmark index that each Fund uses for comparison in its prospectus and shareholder reports.

(e) Expenses. The Independent Trustees considered each Fund’s total expense ratio (both including and excluding each Fund’s fee waiver and expense limitation arrangement) compared to the total expense ratios (both including and excluding the fund’s fee waiver and expense limitation arrangement) of other funds in each Fund’s peer group. The Independent Trustees noted that each Fund’s total expense ratio (including the Fund’s fee waiver and expense limitation arrangement) was within the range of the total expense ratios of other funds in each Fund’s peer group (including the peer group’s fee waiver and expense limitation arrangements).

Conclusion. No single factor was determinative to the decision of the Independent Trustees. Based on the foregoing and such other matters as were deemed relevant, the Independent Trustees concluded that the advisory fee rates and total expense ratios were reasonable in relation to the services provided by the Investment Adviser to each Fund, as well as the costs incurred and benefits gained by the Investment Adviser in providing such services. The Independent Trustees also found the investment advisory fees to be reasonable in comparison to the fees charged by advisers to other comparable funds of similar size. As a result, the Independent Trustees concluded that the continuation of each Investment Advisory Agreement was in the best interests of each Fund.

CULLEN FUNDS TRUST

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Funds. This report may be distributed to others only if preceded or accompanied by a current prospectus. The Funds are distributed by ALPS Distributors, Inc., a member of the FINRA.

How to Obtain a Copy of the Funds Proxy Voting Policy

A description of the policies and procedures that the Funds uses to determine how to vote proxies relating to portfolio securities is available (1) without charge upon request by calling 1-877-485-8586; (2) at www.cullenfunds.com; and (3) on the U.S. Securities and Exchange Commission’s website at www.sec.gov. The Funds’ proxy voting record is available on the SEC’s website at www.sec.gov no later than August 31 for the prior 12 months ended June 30.

Quarterly Filings on Form N-Q

The Funds files their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Form N-Q is available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. Information included in the Funds’ N-Q will also be available upon request by calling 1-877-485-8586.

INVESTMENT ADVISER
Cullen Capital Management LLC
645 Fifth Avenue
New York, NY 10022

DISTRIBUTOR
ALPS Distributors, Inc.
1290 Broadway, Suite 1100
Denver, CO 80203

INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM
PricewaterhouseCoopers LLP
100 East Wisconsin Avenue, Suite 1800
Milwaukee, WI 53202

LEGAL COUNSEL
Sidley Austin LLP
One South Dearborn Street
Chicago, IL 60603

TRANSFER AGENT AND
DIVIDEND DISBURSING AGENT
ALPS Fund Services, Inc.
1290 Broadway, Suite 1100
Denver, CO 80203

ADMINISTRATOR, ACCOUNTANT
AND CUSTODIAN
The Bank of New York Mellon
101 Barclay Street
New York, NY 10286

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer. The registrant has not made any amendments to its code of ethics during the period covered by this report. The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

A copy of the registrant’s Code of Ethics is filed herewith.

Item 3. Audit Committee Financial Expert.

The registrant’s board of trustees has determined that there is at least one audit committee financial expert serving on its audit committee. Robert J. Garry and Stephen G. Fredericks are all “audit committee financial experts” and are considered to be “independent” as each term is defined in Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years. “Audit services” refer to performing an audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years. “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit. “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. The following table details the aggregate fees billed or expected to be billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

	FYE 6/30/11	FYE 6/30/10

Audit Fees	$81,000	$80,000
Audit-Related Fees	-	-
Tax Fees	34,000	30,000
All Other Fees	-	-

The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant.

The percentage of fees billed by PricewaterhouseCoopers, LLP applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

	FYE 6/30/11	FYE 6/30/10

Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

All of the principal accountant’s hours spent on auditing the registrant’s financial statements were attributed to work performed by full-time permanent employees of the principal accountant. (If more than 50 percent of the accountant’s hours were spent to audit the registrant's financial statements for the most recent fiscal year, state how many hours were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.)

The following table indicates the non-audit fees billed or expected to be billed by the registrant’s accountant for services to the registrant and to the registrant’s investment adviser (and any other controlling entity, etc.—not sub-adviser) for the last two years. The audit committee of the board of trustees/directors has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser is compatible with maintaining the principal accountant's independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

Non-Audit Related Fees	FYE 6/30/2011	FYE 6/30/2010

Registrant	-	-
Registrant’s Investment Adviser	-	-

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Schedule of Investments.

(a)	The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

(b)	Not Applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

Not Applicable.

Item 11. Controls and Procedures.

(a)

The registrant’s principal executive officer and principal financial officer concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))), are effective as of a date within 90 days of the filing date of this report, based on the evaluation of the registrant’s disclosure controls and procedures, as required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (the “Exchange Act”)17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)), that occurred during the registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)	(1) Not applicable.

(a)

(2) Certifications of the principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) are filed herewith as Exhibit 99CERT.

(a)	(3) Not Applicable.

(b)

Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 as required by Rule 30a-2(b) under the 1940 Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) are filed herewith as Exhibit 99.906CERT.

Furnished herewith.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Cullen Funds Trust

By:	/s/ James P. Cullen
Name:	James P. Cullen
Title:	President

Date:	August 30, 2011

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James P. Cullen
Name:	James P. Cullen
Title:	President

Date:	August 30, 2011

By:	/s/ Jeffrey T. Battaglia
Name:	Jeffrey T. Battaglia
Title:	Treasurer

Date:	August 30, 2011